As filed with the Securities and Exchange Commission on March 10, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

Frontegra Funds, Inc.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

Frontegra Columbus Core Plus Fund
Frontegra Columbus Core Fund
Frontegra IronBridge Small Cap Fund
Frontegra IronBridge SMID Fund
Frontegra New Star International Equity Fund
Frontegra Netols Small Cap Value Fund

Frontegra Asset Management, Inc.

December 31, 2007

TABLE OF CONTENTS

Shareholder Letter	1
Expense Example	2
Allocation of Portfolio Holdings	6
Frontegra Columbus Core Plus Fund
Frontegra Columbus Core Fund
Report from Reams Asset Management Company, LLC	9
Investment Highlights	13
Schedule of Investments	14
Statement of Assets and Liabilities	30
Statement of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	33
Investment Highlights	34
Schedule of Investments	35
Statement of Assets and Liabilities	49
Statement of Operations	50
Statements of Changes in Net Assets	51
Financial Highlights	52
Frontegra IronBridge Small Cap Fund
Frontegra IronBridge SMID Fund
Report from IronBridge Capital Management, L.P.	54
Investment Highlights	56
Schedule of Investments	57
Statement of Assets and Liabilities	63
Statement of Operations	64
Statements of Changes in Net Assets	65
Financial Highlights	66
Investment Highlights	67
Schedule of Investments	68
Statement of Assets and Liabilities	74
Statement of Operations	75
Statements of Changes in Net Assets	76
Financial Highlights	77

Frontegra New Star International Equity Fund
Report from New Star Institutional Managers Limited	79
Investment Highlights	81
Schedule of Investments	82
Portfolio Diversification	87
Statement of Assets and Liabilities	88
Statement of Operations	89
Statements of Changes in Net Assets	90
Financial Highlights	91
Frontegra Netols Small Cap Value Fund
Report from Netols Asset Management, Inc.	93
Investment Highlights	94
Schedule of Investments	95
Statement of Assets and Liabilities	100
Statement of Operations	101
Statements of Changes in Net Assets	102
Financial Highlights	103
Notes to Financial Statements	105
Board of Directors’ Approval of the Advisory Agreement	118
Additional Information	128

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the applicable Fund. The Prospectus may be obtained by calling 1-888-825-2100. Each Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the applicable Fund. Please read the Prospectus carefully.

Frontegra Funds, Inc. are distributed by Frontegra Strategies, LLC, 400 Skokie Blvd., Suite 500, Northbrook, IL 60062.  Frontegra Strategies, LLC is an affiliate of Frontegra Asset Management, Inc., the Funds’ Investment Adviser.

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DEAR FELLOW SHAREHOLDERS:

We are pleased to report on the progress of the Frontegra Funds for the first six months of our fiscal year (July 1, 2007 through December 31, 2007).  During the past six months, the U.S equity market, as measured by the S&P 500 Index, was actually down (2.33%).  Non-U.S. markets, as measured by the MSCI EAFE Index, were barely positive, returning just 0.51%. In the U.S., small capitalization stocks did significantly worse than large capitalization stocks.  The Russell 2000 Index was down (7.53%).  In contrast to the equity markets, the U.S. bond market had a relatively strong showing in the final six months of 2007 with the Lehman Brothers Aggregate Bond Index up 5.93%. The bond market benefited from the Federal Reserve’s lowering of the federal-funds rate by a total of 1% over the six-month period.

Fund Results

The Frontegra Columbus Core Plus Fund and the Frontegra Columbus Core Fund, managed by Reams Asset Management, returned 6.74% and 6.72%, net of fees, respectively.  The Frontegra IronBridge Small Cap and SMID Funds, both managed by IronBridge Capital Management, returned -2.04% and -3.28%, net of fees, respectively.  The Frontegra New Star International Equity Fund, managed by New Star Institutional Managers returned 0.85%, net of fees, for the period.  Finally, the Frontegra Netols Small Cap Value Fund, managed by Netols Asset Management, returned -4.64%, net of fees.

Summary

We continue to have great confidence in the investment teams at Reams Asset Management, IronBridge Capital Management, New Star Institutional Managers and Netols Asset Management.  We believe they are committed to the highest standards of investment decision-making for the shareholders of the Frontegra Funds.

As always, we greatly appreciate your investment and continued confidence in the Frontegra Funds.

Sincerely,

Thomas J. Holmberg, CFA	William D. Forsyth, CFA
Frontegra Asset Management, Inc.	Frontegra Asset Management, Inc.

Frontegra Funds
EXPENSE EXAMPLE
December 31, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses.  Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.  A redemption fee of 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase for the Frontegra New Star International Equity Fund.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/07 – 12/31/07).

Actual Expenses

The first line of the tables on the following pages provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses.  However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Frontegra Funds
EXPENSE EXAMPLE (CONTINUED)
December 31, 2007 (Unaudited)

Frontegra Columbus Core Plus Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*
Actual	$1,000.00	$1,067.40	$1.35
Hypothetical (5% return
before expenses)	$1,000.00	$1,023.83	$1.32

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Frontegra Columbus Core Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*
Actual	$1,000.00	$1,067.20	$1.35
Hypothetical (5% return
before expenses)	$1,000.00	$1,023.83	$1.32

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Frontegra IronBridge Small Cap Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*
Actual	$1,000.00	$979.60	$5.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.71	$5.48

*	Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Frontegra Funds
EXPENSE EXAMPLE (CONTINUED)
December 31, 2007 (Unaudited)

Frontegra IronBridge SMID Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*
Actual	$1,000.00	$967.20	$4.70
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.36	$4.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Frontegra New Star International Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*
Actual	$1,000.00	$1,008.50	$3.79
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.37	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Frontegra Netols Small Cap Value Fund – Institutional Class

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*
Actual	$1,000.00	$953.50	$5.40
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.61	$5.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Frontegra Funds
EXPENSE EXAMPLE (CONTINUED)
December 31, 2007 (Unaudited)

Frontegra Netols Small Cap Value Fund – Class Y

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2007	During Period
Actual*	$1,000.00	$979.10	$2.56
Hypothetical (5% return
before expenses)**	$1,000.00	$1,017.34	$7.86

*
Actual expenses are equal to the Fund’s annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 61/366 to reflect the most recent fiscal period end since the Class Y Shares commenced operations on November 1, 2007.

**
Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period commencing July 1, 2007, multiplied by 184/366 to reflect information had the Class Y Shares been in operation for the entire fiscal half year.

Frontegra Funds
ALLOCATION OF PORTFOLIO HOLDINGS
December 31, 2007 (Unaudited)

Frontegra Columbus Core Plus Fund*

Frontegra Columbus Core Fund*

*    Percentages shown are based on the Fund’s total net assets.

Frontegra Funds
ALLOCATION OF PORTFOLIO HOLDINGS (CONTINUED)
December 31, 2007 (Unaudited)

Frontegra IronBridge Small Cap Fund*	Frontegra IronBridge SMID Fund*

Frontegra New Star	Frontegra Netols
International Equity Fund*	Small Cap Value Fund*

*    Percentages shown are based on the Fund’s total net assets.

FRONTEGRA
COLUMBUS CORE PLUS FUND

FRONTEGRA
COLUMBUS CORE FUND

REPORT FROM REAMS ASSET
MANAGEMENT COMPANY, LLC:

Dear Shareholders:

The Frontegra Columbus Core Plus Fund strives to achieve a high level of total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities of varying maturities.  This objective is relative to and measured against the Lehman Brothers Aggregate Bond Index.

The Frontegra Columbus Core Fund strives to achieve a high level of total return consistent with the preservation of capital by investing in a diversified portfolio of investment grade bonds of varying maturities.  This objective is relative to and measured against the Lehman Brothers Aggregate Bond Index.

Performance Review

For the six month period ending 12/31/07, the Frontegra Columbus Core Plus Fund had a net return of 6.74% compared to a return of 5.93% for the benchmark, the Lehman Brothers Aggregate Bond Index.  The difference in performance was 0.81%.  The biggest positive performance factor for the period was the portfolio’s bulleted yield curve strategy, which added 51 basis points to performance as the curve steepened.  Duration strategy subtracted 8 basis points as the portfolio was generally invested defensively as interest rates fell.  Sector selection added 21 basis points while security selection added 30 basis points.  Within these categories, the biggest factor was underweighting and selection in the investment grade credit sector, which added 44 basis points as spreads widened.  Mortgage holdings added 29 basis points.  High yield holdings subtracted 32 basis points as the high yield market underperformed while it was overweighted in the portfolio.  Asset-backed holdings added 3 basis points and government-related holdings added 4 basis points due to their underweightings as these sectors cheapened.  TIPS added 3 basis points and fees subtracted 13 basis points.

For the same six month period, the Frontegra Columbus Core Fund had a net return of 6.72% compared to a return of 5.93% for the benchmark, the Lehman Brothers Aggregate Bond Index.  The difference in performance was 0.79%.  The biggest positive performance factor for the period was the portfolio’s bulleted yield curve strategy, which added 48 basis points to performance as the curve steepened.  Duration strategy subtracted 18 basis points as the portfolio was generally invested defensively as interest rates fell.  Sector selection added 54 basis points while security selection added 8 basis points.  Within these categories, the biggest factor was underweighting of the investment grade credit sector, which added 68 basis points as spreads widened.  Mortgage holdings subtracted 14 basis points.  Asset-backed holdings added 3 basis points and government-related holdings added 5 basis points due to their underweighting as these sectors cheapened.  Fees subtracted 13 basis points.

Fixed Income Outlook

Treasury rates fell sharply during the fourth quarter of 2007 as the Fed funds rate was reduced by 50 basis points to 4.25% and economic indicators weakened.  Ten-year Treasury yields fell from 4.55% to 4.00% and 2-year Treasury yields fell from 3.96% to 3.10%, resulting in a steepening of the yield curve.

Corporate, mortgage, and agency spreads widened rapidly during the quarter as subprime mortgage problems continued to spread, particularly in the finance sector, and the flight to quality continued.  Forward growth prospects for the U.S. economy continued to weaken.

•
During the fourth quarter, financial and economic conditions became increasingly stressed by spreading fallout from imprudent mortgage lending.  Problem areas include subprime loans, Alt-A (limited documentation) loans, option ARMS, CDOs and SIVs.  Major banks and brokers have been crippled by these securities, while FNMA, FHLMC, and the bond insurers (e.g. MBIA, AMBAC) have also suffered losses.

•	Housing sector activity and prices continued to decline as a result of the withdrawal of credit, exacerbating the mortgage problems by reducing collateral values.

•
The Federal Reserve and Treasury have responded with a variety of measures.  The funds rate has been reduced by 100 basis points, the discount window premium has been reduced, and extra liquidity has been supplied to the money market.  Attempts are being made to speed up the restructuring of problem mortgages.  As a result, money growth remains strong and overall lending does not appear to have been disrupted.  While the market expects a 3.0% Funds rate, we are reluctant to lower our forecast below 4.0%.

•
Despite bank and broker losses, bank capital is being rapidly replenished through equity offerings and infusions from foreign pools of dollars.  As a result, it does not appear that the losses will result in a collapse in lending and money supply.

•
Despite very strong U.S. economic growth through third quarter 2007, weakness seems likely going forward due to the mortgage market disruptions.  Leading indicators and some employment and new orders statistics have been deteriorating.  Housing activity will remain weak for several quarters, and consumption growth is expected to slow dramatically.  Our estimate of fourth quarter 2007 and first half 2008 GDP growth has been reduced to 1.0%.  While any inventory liquidation could push these numbers negative, they are ameliorated by the shrinking trade deficit.  We expect 2.0% growth for the rest of 2008 as housing bottoms, imports shrink, and exports grow.  Unemployment is expected to rise, but not dramatically.

•
Inflation threats remain persistent due to worldwide pressure on commodity prices and the weak dollar, and this has certainly been a factor in the Fed’s reluctance to lower rates quickly.  Furthermore, M2 continues to increase fairly rapidly.  We expect long-term monetary inflation of 2.5%, but overall inflation may periodically run higher, as it is now, due to commodity prices and dollar levels.

•
With inflation-adjusted Treasury yields having fallen to levels that are well below historical norms, we consider the Treasury market to be unattractive.  Rising inflation and capital inflows that shrink along with the trade deficit are also potential negatives for Treasury rates.

•
Credit spreads increased rapidly during the quarter, with “BBB” index spreads moving from 169 basis points to 229 basis points, “A” index spreads moving from 133 basis points to 189 basis points, and high yield index spreads moving from 418 basis points to 584 basis points.  Expectations of economic weakness, overhanging issuance, disappearance of the CDO bid, and distress in the finance sector are all factors that have widened credit spreads despite low current default rates.  We now consider these markets to be reasonably attractive, particularly in the investment grade sector where spreads are historically very high.

•
Mortgage and asset-backed spreads also increased during the quarter as poorly-underwritten products deteriorated and FNMA and FHLMC came under pressure.  We consider prime, fixed-rate agency pass-throughs and CMBS, which have maintained appropriate underwriting standards, to be particularly attractive.  We think FNMA and FHLMC will remain creditworthy since they are key elements of the U.S. financial system.

Total Return Portfolio Strategy

•
The major change in portfolio strategy has been an increase in the credit weighting of the portfolio.  As recently as six months ago, the investment grade credit sector was heavily underweighted.  With the rapid cheapening of the credit sector that has occurred since June, and the decline in Treasury yields, we have moved the portfolio to a substantial overweighting of investment grade credit.  Exposure is well-diversified over a wide range of issuers and industries, with an emphasis on seniority of structure.  The increased difficulty and cost of buyout financing is also a positive for the investment grade credit market, since buyouts are one of the major threats to high-grade bonds.

•
The finance sector of the credit market has been the hardest-hit part of the market due to the involvement of the banks and brokers in the troubled subprime mortgage market.  We have increased the portfolio’s weighting in the major finance names from near-zero to a roughly benchmark level, with exposure to additional finance credits bringing total sector exposure to an above-benchmark level.  While many of the major finance names have taken huge subprime losses, most of them have easily replenished their capital by tapping foreign equity sources, thereby maintaining the credit worthiness of their bonds.  For this reason, we think that a significant exposure to the finance sector is prudent at current spreads.

•
High yield credit exposure has been increased slightly since high yield spreads have also gapped out to much higher levels, and well-structured high yield loans are now available at attractive discounts.  However, the main portfolio emphasis and overweighting is in the investment grade market, which we find more compelling and less risky.

•
Mortgage holdings remain at above-benchmark levels, since well-underwritten mortgage securities remain historically attractive.  Emphasis is on Agency pass-throughs, low coupons with discounts, CMBS and short CMOs.  The portfolio does not hold subprime issues, Alt-A loans, CDOs, SIVs, or home equity ABS.  All mortgage holdings are rated AAA.

•	Treasury and Agency holdings have been reduced in order to accommodate the credit and mortgage overweightings.

•
With the portfolio’s emphasis shifting to the corporate and mortgage sectors, duration strategy has become just one performance factor among many.  We continue to employ a defensive duration strategy due to the unattractive level of inflation-adjusted Treasury yields.

•	Yield curve strategy continues to be generally bulleted, since we expect the yield curve to further to steepen over time.

Investment Grade Portfolio Strategy

•
The major change in portfolio strategy has been an increase in the credit weighting of the portfolio.  As recently as six months ago, the investment grade credit sector was heavily underweighted.  With the rapid cheapening of the credit sector that has occurred since June, and the decline in Treasury yields, we have moved the portfolio to a substantial overweighting of investment grade credit.  Exposure is well-diversified over a wide range of issuers, with an emphasis on seniority of structure.  The increased difficulty and cost of buyout financing is also a positive for the investment grade credit market, since buyouts are one of the major threats to high-grade bonds.

•
The finance sector of the credit market has been the hardest-hit part of the market due to the involvement of the banks and brokers in the troubled subprime mortgage market.  We have increased the portfolio’s weighting in the major finance names from near-zero to a roughly benchmark level, with exposure to additional finance credits bringing total sector exposure to an above-benchmark level.  While many of the major finance names have taken huge subprime losses, most of them have easily replenished their capital by tapping foreign equity sources, thereby maintaining the credit-worthiness of their bonds.  For this reason, we think that a significant exposure to the finance sector is prudent at current spreads.

•
Mortgage holdings remain at above-benchmark levels, since well-underwritten mortgage securities remain historically attractive.  Emphasis is on Agency pass-throughs, low coupons with discounts, CMBS and short CMOs.  The portfolio does not hold subprime issues, Alt-A loans, CDOs, SIVs, or home equity ABS.  All mortgage holdings are rated AAA.

•	Treasury and Agency holdings have been reduced in order to accommodate the credit and mortgage overweightings.

•
With the portfolio’s emphasis shifting to the corporate and mortgage sectors, duration strategy has become just one performance factor among many.  We continue to employ a defensive duration strategy due to the unattractive level of inflation-adjusted Treasury yields.

•	Yield curve strategy continues to be generally bulleted, since we expect the yield curve to further to steepen over time.

We appreciate your continued support as shareholders in the Funds.

Regards,

Mark M. Egan, CFA, CPA	Robert A. Crider, CFA
Reams Asset Management Company, LLC	Reams Asset Management Company, LLC

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

Portfolio Total Return*
FOR THE PERIOD ENDED 12/31/07

SIX MONTHS	6.74%

ONE YEAR	7.86%

FIVE YEAR
AVERAGE ANNUAL	6.23%

TEN YEAR
AVERAGE ANNUAL	6.56%

This chart assumes an initial gross investment of $100,000 made on 12/31/97. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.  To receive current to the most recent month-end performance, please call 1-888-825-2100.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset backed and mortgage backed securities, with maturities of at least one year.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.  A direct investment in the index is not possible.

*    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 10.5%
	American Express Credit Account Master Trust
$1,875,000	2005-3, Class A, 5.030%, 01/18/2011 (c)(e)	$1,874,637
855,000	2005-6, Class A, 5.030%, 03/15/2011 (c)(e)	854,457
	Americredit Automobile Receivables Trust
594,234	2007-DF, Class A1, 5.914%, 10/06/2008 (c)(e)	595,305
	Bank One Issuance Trust
2,955,000	2003-3A, Class A3, 5.140%, 12/15/2010 (c)(e)	2,955,950
	Capital One Auto Trust
860,035	2007-A, Class A2, 5.330%, 05/15/2010 (e)	861,148
1,679,569	2007-B, Class A2, 5.270%, 06/15/2010 (e)	1,681,648
	Capital One Master Trust
4,030,000	2001-1, Class A, 5.227%, 12/15/2010 (c)	4,031,784
	Carmax Auto Trust
92,998	2006-2, Class A2, 5.290%, 06/15/2009	93,046
	Caterpillar Financial Asset Trust
420,961	2007-A, Class A1, 5.672%, 09/25/2008	421,843
	Chase Issuance Trust
3,545,000	2005-1A, Class A1, 5.040%, 12/15/2010 (c)(e)	3,545,105
	Citibank Credit Card Issuance Trust
1,550,000	2003-A1, Class A1, 5.343%, 01/15/2010	1,550,367
2,675,000	2001-A1, Class A1, 5.045%, 02/07/2010 (c)	2,675,691
2,090,000	2003-A8, Class A8, 3.500%, 08/16/2010	2,073,516
	Discover Card Master Trust I
825,000	2001-1, Class A, 5.160%, 01/15/2008 (c)	825,087
4,415,000	2003-2, Class A, 5.250%, 08/15/2010 (c)(e)	4,416,224
	Ford Credit Auto Trust
857,008	2006-B, Class A2A, 5.420%, 07/15/2009 (e)	858,063
	GS Auto Loan Trust
234,234	2006-1, Class A2, 5.470%, 02/15/2009	234,374
	Hertz Vehicle Financing LLC
1,055,000	2005-2A, Class A6, 5.080%, 11/25/2011
	(Acquired 12/15/2005 and 08/03/2007, Cost $1,054,872) (a)	1,062,356
	Honda Auto Receivables Owner Trust
522,194	2007-3, Class A1, 5.565%, 04/15/2008	523,133
1,840,896	2006-1, Class A3, 5.070%, 02/18/2010	1,843,734
	MBNA Master Credit Card Trust
3,860,000	1998-E, Class A, 5.390%, 09/15/2010 (c)	3,861,768
1,810,000	2003-A7, Class A7, 2.650%, 11/15/2010	1,793,537

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 10.5% (continued)
	Mego Mortgage Home Loan Trust
$1,105	1996-2, Class A, 7.275%, 08/25/2017	$1,102
	Mid-State Trust
898,624	11, Class A1, 4.864%, 07/15/2038	883,959
	Nissan Auto Receivables Owner Trust
894,624	2006-B, Class A3, 5.160%, 02/15/2010	896,399
	SLM Student Loan Trust
1,130,326	2007-1, Class A1, 5.050%, 04/25/2012 (c)(e)	1,130,684
1,180,293	2007-2, Class A1, 5.064%, 04/25/2014 (c)	1,178,786
	USAA Auto Owner Trust
2,849,004	2006-1, Class A3, 5.010%, 09/15/2010 (e)	2,853,795
2,516,393	2006-3, Class A3, 5.360%, 02/15/2011 (e)	2,527,846
	Total Asset Backed Securities
	(Cost $48,650,760)	48,105,344

	CORPORATE BONDS 28.9%
	Automobiles 1.4%
	Ford Motor Co.
800,000	8.320%, 12/15/2013	738,000
451,175	8.360%, 12/15/2013	416,209
2,450,000	7.450%, 07/16/2031	1,819,125
	General Motors Corp.
1,881,000	1.375%, 11/01/2013	1,758,735
2,025,000	8.375%, 07/15/2033	1,630,125
		6,362,194
	Auto Components 0.3%
2,005,000	Delphi Corp.
	6.500%, 08/15/2013	1,162,900

	Beverages 0.1%
525,000	Diageo Capital plc
	5.750%, 10/23/2017 (b)	527,981

	Building Products 0.2%
1,070,000	USG Corp.
	7.750%, 01/15/2018	1,064,120

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Capital Markets 0.4%
$890,000	Goldman Sachs Group, Inc.
	5.625%, 01/15/2017	$869,153
1,170,000	Morgan Stanley
	5.550%, 04/27/2017	1,140,946
		2,010,099

	Chemicals 0.1%
754,000	Georgia Gulf Corp.
	9.500%, 10/15/2014	601,315

	Commercial Banks 4.4%
1,890,000	Bank Of New York Mellon
	4.950%, 11/01/2012	1,889,979
2,135,000	BB&T Corp.
	4.900%, 06/30/2017	1,971,327
1,015,000	Countrywide
	5.625%, 07/15/2009 (Acquired 11/19/2007, Cost $837,914) (a)	774,367
	HSBC Bank
1,735,000	4.625%, 04/01/2014	1,662,635
350,000	6.000%, 08/09/2017	358,687
1,665,000	JP Morgan Chase Bank
	6.000%, 10/01/2017	1,693,340
4,145,000	Marshall & Ilsley Bank
	5.401%, 12/04/2012 (c)	3,909,062
965,000	U.S. Bank
	4.950%, 10/30/2014	940,994
830,000	UBS AG Stamford
	5.875%, 12/20/2017 (b)	835,847
2,510,000	Wachovia Bank
	6.000%, 11/15/2017	2,526,772
	Wells Fargo Bank
655,000	4.750%, 02/09/2015	625,601
2,030,000	5.750%, 05/16/2016	2,059,607
985,000	5.625%, 12/11/2017	985,602
		20,233,820

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Computers & Peripherals 0.2%
$970,000	Tyco Electronics Group S A
	6.000%, 10/01/2012
	(Acquired 09/20/2007, Cost $969,573) (a)(b)	$994,007

	Consumer Finance 2.5%
1,930,000	American Express Co.
	6.150%, 08/28/2017	1,980,709
1,990,000	ERAC USA Finance Co.
	6.375%, 10/15/2017 (Acquired 10/10/2007, Cost $1,986,518) (a)	1,922,565
	Ford Motor Credit Co.
945,000	7.800%, 06/01/2012	828,446
3,020,000	8.000%, 12/15/2016	2,565,221
2,950,000	GMAC LLC
	6.625%, 05/15/2012	2,452,385
2,740,000	Residential Capital LLC
	6.500%, 04/17/2013	1,685,100
		11,434,426
	Diversified Financial Services 6.3%
1,950,000	Aetna, Inc.
	6.750%, 12/15/2037	1,945,119
	American General Finance
1,370,000	5.900%, 09/15/2012	1,385,782
1,730,000	6.900%, 12/15/2017	1,731,730
	Bank of America Corp.
1,630,000	5.300%, 03/15/2017	1,584,973
725,000	6.000%, 09/01/2017	740,712
1,205,000	5.750%, 12/01/2017	1,207,764
	Citigroup, Inc.
695,000	5.500%, 02/15/2017	675,435
1,455,000	6.125%, 11/21/2017	1,494,567
	CIT Group Inc.
1,450,000	7.625%, 11/30/2012	1,469,729
1,615,000	5.310%, 12/21/2012 (c)	1,413,131
1,600,000	General Motors Acceptance Corp.
	6.750%, 12/01/2014 (e)	1,290,478

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Diversified Financial Services 6.3% (continued)
$1,120,000	Genworth Global Funding
	5.200%, 10/08/2010	$1,136,077
1,920,000	International Lease Finance Corp.
	5.350%, 03/01/2012	1,921,260
	JP Morgan Chase & Co.
555,000	6.625%, 03/15/2012	585,235
740,000	6.000%, 01/15/2018	752,864
1,235,000	Liberty Property LP
	6.625%, 10/01/2017	1,235,677
865,000	Merrill Lynch & Co.
	6.400%, 08/28/2017	878,804
1,230,000	Morgan Stanley
	5.950%, 12/28/2017	1,229,123
	Pricoa Global Funding I
800,000	5.331%, 03/03/2009
	(Acquired 03/01/2006 and 08/03/2007, Cost $800,000) (a)	799,235
1,740,000	5.400%, 10/18/2012
	(Acquired 10/11/2007, Cost $1,736,537) (a)	1,804,542
1,445,000	Prudential Financial Inc.
	6.000%, 12/01/2017	1,439,041
910,000	Simon Property Group LP
	5.100%, 06/15/2015	855,572
1,228,234	Windsor Financing LLC
	5.881%, 07/15/2017
	(Acquired Multiple Dates, Cost $1,231,640) (a)	1,291,402
		28,868,252
	Diversified Telecommunication Services 2.2%
2,545,000	AT&T, Inc.
	6.300%, 01/15/2038	2,585,702
1,750,000	British Telecom plc
	5.950%, 01/15/2018 (b)	1,763,886
935,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 03/15/2013	1,048,961
1,105,000	Deutsche Telekom International Finance BV
	5.750%, 03/23/2016 (b)	1,106,035
1,375,000	Sprint Nextel Corp.
	6.000%, 12/01/2016	1,316,965

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Diversified Telecommunication Services 2.2% (continued)
$1,060,000	Telecom Italia Capital
	5.250%, 11/15/2013 (b)	$1,047,630
1,200,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017 (b)	1,246,791
		10,115,970
	Electric Utilities 2.9%
	Commonwealth Edison Co.
790,000	5.950%, 08/15/2016	801,414
475,000	6.150%, 09/15/2017	489,494
1,435,000	Consumers Energy Co.
	4.400%, 08/15/2009	1,422,506
1,215,000	Entergy Gulf States Inc.
	4.875%, 11/01/2011	1,172,790
765,000	Entergy Louisiana LLC
	5.500%, 04/01/2019	730,390
415,000	Florida Power Corp.
	5.800%, 09/15/2017	431,049
1,975,000	Great River Energy
	5.829%, 07/01/2017
	(Acquired Multiple Dates, Cost $1,976,073) (a)(e)	2,024,987
	Indianapolis Power & Light Co.
345,000	6.300%, 07/01/2013
	(Acquired 10/17/2006 and 08/03/2007, Cost $355,729) (a)	361,017
735,000	6.050%, 10/01/2036
	(Acquired 10/02/2006 and 08/03/2007, Cost $730,281) (a)	719,051
909,150	Mackinaw Power LLC
	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $910,598) (a)	973,063
755,000	Northern State Power
	6.200%, 07/01/2037	779,804
550,000	Public Service Electric & Gas
	5.000%, 01/01/2013	546,788
1,295,000	Southern California Edison Co.
	4.994%, 02/02/2009 (c)	1,293,184

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Electric Utilities 2.9% (continued)
$601,883	Tenaska Gateway Partners
	6.052%, 12/30/2023
	(Acquired 05/31/2007 and 08/03/2007, Cost $607,630) (a)	$636,672
1,030,000	Westar Energy Inc.
	6.000%, 07/01/2014	1,050,254
		13,432,463
	Food & Staples Retailing 0.7%
965,000	Kellogg Co.
	5.125%, 12/03/2012	973,081
2,180,000	Kraft Foods, Inc.
	6.125%, 02/01/2018	2,196,666
		3,169,747
	Gas Utilities 0.8%
240,839	Alliance Pipeline U.S.
	4.591%, 12/31/2025
	(Acquired Multiple Dates, Cost $231,361) (a)	239,006
945,000	Gulfstream Natural Gas
	5.560%, 11/01/2015
	(Acquired Multiple Dates, Cost $939,361) (a)	928,832
1,465,000	Rockies Express Pipeline
	6.448%, 08/20/2009 (Acquired 09/13/2007, Cost $1,461,371) (a)	1,465,398
680,000	Source Gas LLC
	5.900%, 04/01/2017
	(Acquired 04/11/2007 and 08/03/2007, Cost $677,858) (a)	647,988
195,000	Southern Star Cent Gas
	6.000%, 06/01/2016
	(Acquired Multiple Dates, Cost $192,317) (a)	190,613
		3,471,837
	Health Care Providers & Services 0.1%
675,000	Tenet Healthcare Corp.
	9.875%, 07/01/2014	642,937

	Hotels, Restaurants & Leisure 0.1%
1,000,000	Harrahs Operating Co., Inc.
	5.750%, 10/01/2017	677,500

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Insurance 1.0%
$810,000	Jackson National Life Global Funding
	5.125%, 02/10/2011
	(Acquired 02/03/2006 and 08/03/2007, Cost $809,328) (a)	$843,319
1,065,000	Monumental Global Funding
	5.254%, 01/25/2013 (Acquired 12/14/2007, Cost $1,019,341) (a)	1,031,166
745,000	Nationwide Life Global Fund
	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $744,069) (a)(e)	769,324
1,200,000	New York Life Global Funding
	5.250%, 10/16/2012 (Acquired 10/09/2007, Cost $1,199,484) (a)	1,227,816
800,000	Protective Life Corp.
	5.450%, 09/28/2012	824,830
		4,696,455
	Media 0.7%
1,095,000	Comcast Corp.
	6.300%, 11/15/2017	1,136,092
	Time Warner Inc.
995,000	7.700%, 05/01/2032	1,105,500
965,000	6.500%, 11/15/2036	938,952
		3,180,544
	Medical Supplies & Services 0.3%
	Community Health Systems, Inc.
51,353	7.848%, 07/02/2014	49,428
778,647	7.570%, 07/25/2014	749,447
643,500	HCA Inc.
	8.110%, 11/17/2013	620,977
		1,419,852
	Multi-Utilities & Unregulated Power 1.1%
704,624	Aes Eastern Energy
	9.000%, 01/02/2017	762,755
289,663	Edison Mission Energy Funding
	7.330%, 09/15/2008
	(Acquired 10/23/2002 and 08/03/2007, Cost $283,457) (a)	289,663
1,462,000	Homer City Funding LLC
	8.137%, 10/01/2019	1,549,720
1,011,360	Kern River Funding Corp.
	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $989,769) (a)	990,465

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 28.9% (continued)
	Multi-Utilities & Unregulated Power 1.1% (continued)
$805,203	Kiowa Power Partners LLC
	4.811%, 12/30/2013
	(Acquired Multiple Dates, Cost $830,439) (a)	$806,604
457,285	Midwest Generation LLC
	8.300%, 07/02/2009	464,144
		4,863,351
	Natural Gas Transmission 0.2%
860,000	Tennessee Gas Pipeline Co.
	7.500%, 04/01/2017	938,650

	Oil, Gas & Consumable Fuels 0.2%
1,010,000	Sabine Pass LNG LP
	7.250%, 11/30/2013	964,550

	Paper & Forest Products 0.3%
510,000	Abitibi-Consolidated, Inc.
	8.500%, 08/01/2029 (b)	348,075
850,000	Georgia Pacific Corp.
	7.800%, 12/20/2012	808,605
		1,156,680
	Real Estate Investment Trusts 0.3%
1,185,000	CPG Partners LP
	3.500%, 03/15/2009	1,159,006

	Transportation 1.3%
	Burlington North Santa Fe
149,549	6.230%, 07/02/2018	156,560
728,662	4.830%, 01/15/2023 (e)	724,801
	CSX Transportation, Inc.
990,000	5.750%, 03/15/2013	1,002,268
1,970,000	6.251%, 01/15/2023	2,000,082
	Union Pacific Railroad Co.
1,425,000	5.450%, 01/31/2013	1,437,427
699,951	5.866%, 07/02/2030	759,097
		6,080,235

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount/Shares		Value
	CORPORATE BONDS 28.9% (continued)
	Utilities 0.8%
$1,075,000	Appalachian Power Co.
	5.650%, 08/15/2012	$1,092,393
678,524	Indiantown Cogeneration
	9.260%, 12/15/2010	707,565
1,860,000	West Penn Power Co.
	5.950%, 12/15/2017
	(Acquired Multiple Dates, Cost $1,856,095) (a)	1,869,069
		3,669,027
	Total Corporate Bonds
	(Cost $133,292,363)	132,897,918

	PREFERRED STOCKS 1.4%
	Thrifts & Mortgage Finance 1.4%
126,180	Fannie Mae
	8.25%, 12/31/2010	3,217,590
127,757	Freddie Mac
	8.375%, 12/31/2012	3,340,846
	Total Preferred Stocks
	(Cost $6,395,049)	6,558,436

	MORTGAGE BACKED SECURITIES 68.8%
	Banc of America Commercial Mortgage Inc.
3,135,000	Series 2004-2, Class A3, 4.050%, 11/10/2038	3,092,976
1,328,375	Series 2005-2, Class A2, 4.247%, 07/10/2043	1,326,437
3,370,000	Series 2005-5, Class A2, 5.001%, 10/10/2045	3,364,207
956,460	Series 2006-6, Class A1, 5.226%, 10/10/2045	960,058
1,190,000	Series 2006-4, Class A4, 5.634%, 07/10/2046	1,215,097
1,550,000	Series 2005-6, Class A2, 5.165%, 09/10/2047	1,554,008
1,610,000	Series 2007-2, Class A2, 5.634%, 04/10/2049	1,632,824
4,645,000	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,631,285
	CNH Equipment Trust
801,348	Series 2007-B, Class A1, 5.816%, 10/09/2008	802,999
1,340,000	Series 2007-B, Class A2A, 5.460%, 06/15/2010	1,348,110
2,859,153	Commercial Mortgage Pass-Through Certificate
	Series 2003-LB1A, Class A1, 3.251%, 06/10/2038	2,758,148

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 68.8% (continued)
	Credit Suisse First Boston Mortgage Securities Corp.
$602,872	Pool # 2005-10, 5.000%, 09/25/2015	$593,492
119,914	Pool # 2003-1, 7.000%, 02/25/2033 (e)	120,091
2,613	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	2,613
	FHLMC PC GOLD CASH
1,497,035	Pool # E0-1418, 4.000%, 07/01/2018	1,441,459
1,423,000	Pool # G1-1678, 4.500%, 04/01/2020	1,398,667
	FHLMC Pools
151,682	Pool # M80779, 5.000%, 11/01/2009	152,097
1,881,530	Pool # B14039, 4.000%, 05/01/2014	1,866,428
1,717,337	Pool # G11672, 5.000%, 03/01/2015	1,745,760
492,002	Pool # B19614, 5.000%, 07/01/2015	500,654
1,499,760	Pool # G11970, 5.000%, 04/01/2016	1,502,330
1,198,985	Pool # E01647, 4.000%, 05/01/2019	1,153,235
117,979	Pool # 2692, 3.500%, 01/15/2023 (e)	117,777
764,464	Pool # A45788, 6.500%, 05/01/2035	789,337
	FHLMC Remic
979,222	Series 2773, Class EB, 4.500%, 08/15/2013	977,138
5,571,505	Series R001, Class AE, 4.375%, 04/15/2015	5,544,411
586,461	Series 2848, Class CG, 5.000%, 06/15/2015 (e)	586,200
160,433	Series 2508, Class CR, 4.500%, 03/15/2016 (e)	160,015
1,714,835	Series 2786, Class GA, 4.000%, 08/15/2017	1,689,002
61,930	Series 2912, Class EQ, 5.500%, 12/15/2020 (e)	61,829
596,015	Series 2695, Class GU, 3.500%, 11/15/2022 (e)	592,041
1,101,985	Series 2731, Class AB, 4.500%, 11/15/2028	1,092,186
679,380	Series 2793, Class BA, 4.500%, 09/15/2029	668,313
1,495,000	Series 3200, Class ED, 5.000%, 12/15/2031	1,480,889
3,014,954	Series 2990, Class EN, 4.500%, 02/15/2033	2,972,861
2,210,023	Series 3031, Class LN, 4.500%, 08/15/2033	2,179,429
1,952,481	Series 3114, Class HN, 5.000%, 09/15/2033	1,955,021
3,918,528	Series 3169, Class BN, 5.000%, 06/15/2034	3,927,350
2,296,069	Series 3202, Class LN, 4.500%, 03/15/2035	2,264,853
1,413,570	Series 3114, Class KZ, 5.000%, 02/15/2036	1,130,352
	FNMA Pools
385,621	Pool # 380542, 6.150%, 08/01/2008	385,268
434,825	Pool # 254659, 4.500%, 02/01/2013	436,184
916,759	Pool # 555648, 4.543%, 06/01/2013	914,470
840,684	Pool # 768008, 5.000%, 06/01/2013	851,463

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 68.8% (continued)
	FNMA Pools (continued)
$514,148	Pool # 768009, 5.000%, 06/01/2013	$520,569
861,983	Pool # 254806, 4.500%, 07/01/2013	864,735
760,448	Pool # 735065, 4.498%, 08/01/2013	757,729
1,386,992	Pool # 386341, 3.810%, 08/01/2013	1,337,047
1,148,173	Pool # 386441, 3.980%, 08/01/2013	1,125,933
445,384	Pool # 763019, 5.000%, 08/01/2013	450,946
1,591,941	Pool # 254909, 4.000%, 09/01/2013	1,579,526
537,933	Pool # 255450, 4.500%, 10/01/2014	539,563
1,167,439	Pool # 745659, 5.000%, 04/01/2016	1,186,977
1,293,062	Pool # 745444, 5.500%, 04/01/2016	1,314,686
4,412,704	Pool # 357312, 5.000%, 12/01/2017	4,423,328
159,923	Pool # 254759, 4.500%, 06/01/2018	157,352
971,221	Pool # 254919, 4.000%, 09/01/2018	934,704
2,808,619	Pool # 254865, 4.500%, 09/01/2018	2,763,465
1,862,496	Pool # 725546, 4.500%, 06/01/2019	1,831,825
4,061,616	Pool # 735841, 4.500%, 11/01/2019	3,994,730
2,944,701	Pool # 888105, 5.000%, 08/01/2020	2,951,790
27,487	Pool # 433043, 6.500%, 06/01/2028	28,491
57,476	Pool # 447704, 6.500%, 11/01/2028	59,573
28,363	Pool # 448235, 6.500%, 11/01/2028	29,398
74,715	Pool # 448635, 6.500%, 11/01/2028	77,442
3,946	Pool # 449012, 6.500%, 11/01/2028	4,090
26,164	Pool # 487778, 6.500%, 03/01/2029	27,112
1,030,290	Pool # 555203, 7.000%, 09/01/2032	1,072,936
2,211,741	Pool # 730839, 5.000%, 07/01/2033	2,161,322
1,694,341	Pool # 727181, 5.000%, 08/01/2033	1,655,717
2,815,390	Pool # 739821, 5.000%, 09/01/2033	2,751,210
2,433,263	Pool # 740255, 5.000%, 10/01/2033	2,377,794
7,407,845	Pool # 725027, 5.000%, 11/01/2033	7,238,975
1,578,370	Pool # 952768, 7.000%, 09/01/2037 (e)	1,641,893
	FNMA Remic
1,014,072	Series 2002-74, Class PJ, 5.000%, 03/25/2015	1,012,328
4,384,672	Series 2005-35, Class AC, 4.000%, 08/25/2018	4,315,733
3,817,880	Series 2004-93, Class DG, 4.250%, 04/25/2019	3,767,899
97,102	Series 2003-58, Class PN, 3.500%, 10/25/2021 (e)	96,836
85,000	Series 1994-3, Class PL, 5.500%, 01/25/2024	86,409
772,235	Series 2005-27, Class NA, 5.500%, 01/25/2024	772,391

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 68.8% (continued)
	FNMA Remic (continued)
$2,266,839	Series 2005-95, Class LN, 4.500%, 03/25/2033	$2,238,070
44,933	Series 2004-64, Class BA, 5.000%, 03/25/2034	44,895
960,000	Series 2004-26, Class PE, 4.500%, 04/25/2034	872,911
760,357	Series 2002-T4, Class A3, 7.500%, 12/25/2041	807,328
415,866	Series 2003-W19, Class IA5, 5.500%, 11/25/2043 (e)	414,713
917,696	Series 2004-T2, Class IA3, 7.000%, 11/25/2043	984,575
	FNMA TBA
12,280,000	6.000%, 01/01/2029 (d)	12,468,031
24,705,000	6.000%, 02/01/2033 (d)	25,060,134
56,460,000	5.000%, 01/01/2034 (d)	55,083,788
13,350,000	5.500%, 01/01/2034 (d)	13,333,313
30,790,000	6.500%, 01/01/2035 (d)	31,646,333
13,151	9.500%, 10/15/2009 (d)	13,584
2,926,022	GMAC Commercial Mortgage Securities Inc.
	Pool # 2003-C1, 3.337%, 05/10/2036	2,843,935
2,001,697	GNMA Pool
	Pool # 2005-21, 5.000%, 03/20/2035	1,768,118
	Greenwich Capital Commercial Funding Corp.
2,945,000	Series 2005-GG5, Class A2, 5.117%, 04/10/2037	2,950,002
2,470,000	Series 2007-GG9, Class A2, 5.381%, 03/10/2039	2,482,818
2,550,000	Series 2007-GG9, Class A4, 5.444%, 03/10/2039	2,565,055
2,998,326	GS Mortgage Securities Corp. II
	Series 2007-EOP, Class A1, 5.340%, 03/06/2020
	(Acquired 09/17/2007 and 11/19/2007, Cost $2,973,206) (a)(c)	2,866,244
5,040,000	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	5,021,211
	LB-UBS Commercial Mortgage Trust
503,804	Series 2003-C3, Class A1, 2.599%, 05/15/2027	502,227
3,550,000	Series 2003-C3, Class A2, 3.086%, 05/15/2027	3,523,493
1,590,000	Series 2005-C5, Class A2, 4.885%, 09/15/2030	1,586,691
4,300,000	Series 2005-C7, Class A25.103%, 11/15/2030	4,307,184
642,331	Series 1998-C4, Class A2, 6.300%, 10/15/2035	645,944
2,440,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	2,448,405
4,100,000	Series 2007-C2, Class A2, 5.303%, 02/15/2040	4,111,548
745,378	Master Alternative Loans Trust
	Pool # 2004-6, 4.500%, 07/25/2014	732,267

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 68.8% (continued)
$593,067	Master Asset Securitization Trust
	Pool # 2004-3, 4.750%, 01/25/2014	$591,467
1,550,000	MBNA Credit Card Master Trust
	Series 2005-A7, Class A7, 4.300%, 02/15/2011	1,548,042
	Merrill Lynch Commercial Mortgage Trust
279,345	Series 2002-MW1, Class A2, 4.929%, 07/12/2034 (e)	278,519
1,632,150	Series 2006-C2, Class A1, 5.601%, 08/12/2043	1,648,472
1,404,416	Series 2006-3, Class A1, 4.711%, 07/12/2046	1,395,279
	Morgan Stanley Capital I
1,019,725	Series # 2003-IQ4, Class A1, 3.270%, 05/15/2040	999,489
1,375,000	Series 2006-HQ8, Class A4, 5.565%, 03/12/2044	1,388,398
2,260,000	SLM Student Loan Trust
	Series 2007-7, Class A1, 5.038%, 10/25/2012 (c)	2,248,700
	Wachovia Bank Commercial Mortgage Trust
1,185,815	Series # 2003-C5, Class A1, 2.986%, 06/15/2035	1,145,975
1,300,000	Series 2006-C24, Class A3, 5.558%, 03/15/2045	1,318,899
2,796,592	Wells Fargo Mortgage Backed Securities Trust
	Pool # 2006-3, 5.500%, 03/25/2036	2,805,950
	Total Mortgage Backed Securities
	(Cost $312,913,574)	316,543,825

	SUPRANATIONAL ISSUE 0.3%
	European Investment Bank
1,270,000	4.875%, 02/15/2036 (b)	1,249,495
	Total Supranational Issue
	(Cost $1,259,548)	1,249,495

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 15.8%
	US Government Agency Issue (f) 13.8%
$63,578,000	Federal Home Loan Bank Discount Note,
	2.920%, 01/02/2008	$63,567,686

	Variable Rate Demand Note (g) 2.0%
9,138,122	U.S. Bank Demand Note, 4.949%, 12/31/2031	9,138,122

	Total Short-Term Investments
	(Cost $72,705,808)	72,705,808

	Total Investments 125.7%
	(Cost $575,217,102)	578,060,826

	Liabilities in Excess of Other Assets (25.7)%	(118,055,426)

	TOTAL NET ASSETS 100.0%	$460,005,400
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of these securities amounted to $27,528,771 (6.0% of net assets) at December 31, 2007.

(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(g)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Credit Default Swaps
	Expiration	Notional
	Date	Amount	Value(a)
Receive quarterly a fixed annual rate of 5.15%
multiplied by the notional amount and pay to JP
Morgan Chase upon default event of Ford Motor
Credit Co., par value of the notional amount of
Ford Motor Credit Co. 7.000%, 10/01/13	3/20/11	$2,250,000	$(115,080)

Receive quarterly a fixed annual rate of 2.75%
multiplied by the notional amount and pay to JP
Morgan Chase upon default event of a Dow Jones
CDX North America High Yield Index reference
obligation, par value of the notional amount of
Dow Jones CDX North America High Yield Index
reference obligation	6/20/12	1,577,800	(2,367)

Receive quarterly a fixed annual rate of 1.20%
multiplied by the notional amount and pay to
Goldman Sachs upon default event of a Dow Jones
CDX North America High Yield Index reference
obligation, par value of the notional amount of
Dow Jones CDX North America High Yield Index
reference obligation	6/20/12	21,640,000	(16,373)

Receive quarterly a fixed annual rate of 0.60%
multiplied by the notional amount and pay to JP
Morgan Chase upon default event of a Dow Jones
CDX North America High Yield Index reference
obligation, par value of the notional amount of
Dow Jones CDX North America High Yield Index
reference obligation	12/20/12	46,820,000	6,989
		$72,287,800	$(126,831)

(a)	Includes interest paid or received by the Fund on the notional amount.

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

Assets:
Investments at value (cost $575,217,102)	$578,060,826
Interest receivable	2,748,331
Deposits with broker and custodian for swaps	4,190,000
Receivable for Fund shares sold	594,778
Receivable for investments sold	443,343,539
Unrealized appreciation on swaps	6,989
Other assets	30,312
Total assets	1,028,974,775

Liabilities:
Payable to custodian	1,122,175
Payable for investments purchased	566,124,403
Payable to broker	1,446,128
Accrued investment advisory fee	92,638
Unrealized depreciation on swaps	133,820
Accrued expenses	50,211
Total liabilities	568,969,375
Net Assets	$460,005,400

Net Assets Consist of:
Paid in capital	$452,858,391
Undistributed net investment income	91,567
Accumulated net realized gain on investments sold,
swap contracts and foreign currency	4,338,549
Net unrealized appreciation (depreciation) on:
Investments	2,843,724
Swap contracts	(126,831)
Net Assets	$460,005,400

Capital Stock, $0.01 Par Value
Authorized	100,000,000
Issued and outstanding	14,613,260
Net Asset Value, Redemption Price and Offering Price Per Share	$31.48

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
STATEMENT OF OPERATIONS

Six Months Ended
December 31, 2007
(Unaudited)
Investment Income:
Interest	$10,750,070

Expenses:
Investment advisory fees (Note 3)	824,666
Fund administration and accounting fees	61,084
Custody fees	28,982
Audit fees	16,095
Federal and state registration fees	13,760
Legal fees	10,950
Shareholder servicing fees	5,940
Compliance support expenses	3,517
Directors’ fees and related expenses	3,640
Reports to shareholders	2,444
Other	4,636
Total expenses before waiver	975,714
Waiver of expenses by Adviser (Note 3)	(449,467)
Net expenses	526,247
Net Investment Income	10,223,823

Realized and Unrealized
Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	9,935,077
Swap contracts	2,740,341
Foreign currency translation	(92,836)
Change in net unrealized appreciation/depreciation on:
Investments	4,489,648
Swap contracts	(375,594)
Net Realized and Unrealized
Gain on Investments	16,696,636
Net Increase in Net Assets
Resulting from Operations	$26,920,459

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income	$10,223,823	$14,451,056
Net realized gain (loss) on:
Investments	9,935,077	5,102,933
Swap contracts	2,740,341	68,819
Foreign currency translation	(92,836)	75,201
Change in net unrealized appreciation/depreciation on:
Investments	4,489,648	2,437,286
Swap contracts	(375,594)	254,715
Net increase in net assets resulting from operations	26,920,459	22,390,010

Distributions
Paid From:
Net investment income	(10,042,359)	(14,405,929)
Net realized gain on investments	(3,906,915)	—
Net decrease in net assets resulting
from distributions paid	(13,949,274)	(14,405,929)

Capital Share
Transactions:
Shares issued in connection with acquisition of
Columbus Core Plus Fund (see Note 7)	139,917,196	—
Shares sold	74,712,699	31,004,977
Shares issued to holders in
reinvestment of distributions	13,095,168	13,258,827
Shares redeemed	(57,520,645)	(89,297,680)
Net increase (decrease) in net assets resulting
from capital share transactions	170,204,418	(45,033,876)

Total Increase (Decrease) in Net Assets	183,175,603	(37,049,795)

Net Assets:
Beginning of period	276,829,797	313,879,592
End of period
(includes undistributed net investment income (loss)
of $91,567 and $(89,897), respectively)	$460,005,400	$276,829,797

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Plus Fund
FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2007	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2007	2006	2005	2004	2003
Net Asset Value,
Beginning of Period	$30.40	$29.72	$31.50	$30.51	$31.92	$30.21

Income (Loss)
from Investment
Operations:
Net investment income	0.78 (4)	1.54	1.41	1.13	0.99	1.80
Net realized and unrealized
gain (loss) on investments	1.28	0.68	(1.30)	0.98	(0.45)	2.06
Total Income from
Investment Operations	2.06	2.22	0.11	2.11	0.54	3.86

Less Distributions
Paid:
From net investment income	(0.71)	(1.54)	(1.45)	(1.12)	(0.98)	(1.87)
From net realized gain on investments	(0.27)	—	(0.44)	—	(0.97)	(0.28)
Total Distributions Paid	(0.98)	(1.54)	(1.89)	(1.12)	(1.95)	(2.15)

Net Asset Value, End of Period	$31.48	$30.40	$29.72	$31.50	$30.51	$31.92
Total Return(1)	6.74%	7.52%	0.36%	7.00%	1.71%	13.29%

Supplemental Data
and Ratios:
Net assets, end of period
(in thousands)	$460,005	$276,830	$313,880	$316,474	$346,733	$358,052
Ratio of expenses to
average net assets(2)(3)	0.26%	0.20%	0.20%	0.408%	0.425%	0.425%
Ratio of net investment income to
average net assets(2)(3)	4.96%	4.95%	4.59%	3.30%	2.71%	5.78%
Portfolio turnover rate(1)	472%	978%	1,247%	1,222%	1,409%	489%

(1)	Not annualized for periods less than a full year.
(2)
Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.48%, 0.50%, 0.50%, 0.501%, 0.507% and 0.505%, and the ratio of net investment income to average net assets would have been 4.74%, 4.65%, 4.29%, 3.21%, 2.63% and 5.70% for the periods ended December 31, 2007, June 30, 2007, June 30, 2006, June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

(3)	Annualized for periods less than a full year.
(4)	Per share net investment income has been calculated using the daily average share method.

The accompanying notes are an integral part of these financial statements.

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

*   2/23/01 commencement of operations.

Portfolio Total Return**
FOR THE PERIOD ENDED 12/31/07

SIX MONTHS	6.72%

ONE YEAR	7.76%

FIVE YEAR
AVERAGE ANNUAL	4.88%

SINCE COMMENCEMENT
AVERAGE ANNUAL	5.49%

This chart assumes an initial gross investment of $100,000 made on 2/23/01 (commencement of operations). Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.  To receive current to the most recent month-end performance, please call 1-888-825-2100.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset backed and mortgage backed securities, with maturities of at least one year.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.  A direct investment in the index is not possible.

**	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 11.9%
	American Express Credit Account Master Trust
$770,000	2005-3, Class A, 5.030%, 01/18/2011 (c)(e)	$769,851
235,000	2005-6, Class A, 5.030%, 03/15/2011 (c)(e)	234,851
	Americredit Automobile Receivables Trust
193,908	2007-DF, Class A1, 5.914%, 10/06/2008 (c)(e)	194,257
605,000	2007-DF, Class A2A, 5.660%, 01/06/2011 (e)	604,998
775,000	Bank One Issuance Trust
	2003-3A, Class A3, 5.140%, 12/15/2010 (c)(e)	775,249
	Capital One Auto Trust
238,017	2007-A, Class A2, 5.330%, 05/15/2010 (e)	238,325
405,245	2007-B, Class A2, 5.270%, 06/15/2010 (e)	405,746
930,000	Capital One Master Trust
	2001-1, Class A, 5.227%, 12/15/2010 (c)	930,412
78,812	Carmax Auto Trust
	2006-2, Class A2, 5.290%, 06/15/2009 (e)	78,853
159,675	Caterpillar Financial Asset Trust
	2007-A, Class A1, 5.672%, 09/25/2008	160,009
935,000	Chase Issuance Trust
	2005-1A, Class A1, 5.040%, 12/15/2010 (c)(e)	935,028
	Citibank Credit Card Issuance Trust
530,000	2003-A1, Class A1, 5.343%, 01/15/2010	530,126
830,000	2001-A1, Class A1, 5.045%, 02/07/2010 (c)	830,214
440,000	2003-A8, Class A8, 3.500%, 08/16/2010	436,530
180,000	Discover Card Master Trust I
	2001-1, Class A, 5.160%, 01/15/2008 (c)(e)	180,019
229,526	Ford Credit Auto Trust
	2006-B, Class A2A, 5.420%, 07/15/2009 (e)	229,809
120,873	GS Auto Loan Trust
	2006-1, Class A2, 5.470%, 02/15/2009 (e)	120,945
295,000	Hertz Vehicle Financing LLC
	2005-2A, Class A6, 5.080%, 11/25/2011
	(Acquired 12/15/2005 and 08/03/2007, Cost $294,952) (a)	297,057
	Honda Auto Receivables Owner Trust
148,045	2007-3, Class A1, 5.565%, 04/15/2008	148,311
474,227	2006-1, Class A3, 5.070%, 02/18/2010	474,958
44,638	Keystone Owner Trust
	1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 04/22/2003 and 08/03/2007, Cost $46,433) (a)	44,488

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 11.9% (continued)
	MBNA Master Credit Card Trust
$815,000	1998-E, Class A, 5.390%, 09/15/2010	$815,373
425,000	2003-A7, Class A7, 2.650%, 11/15/2010	421,134
279,572	Mid-State Trust
	11, Class A1, 4.864%, 07/15/2038	275,010
175,730	Nissan Auto Receivables Owner Trust
	2006-B, Class A3, 5.160%, 02/15/2010	176,078
	SLM Student Loan Trust
206,105	2007-1, Class A1, 5.050%, 04/25/2012 (c)(e)	206,171
219,396	2007-2, Class A1, 5.064%, 04/25/2014 (c)	219,115
	USAA Auto Owner Trust
733,407	2006-1, Class A3, 5.010%, 09/15/2010	734,640
571,028	2006-3, Class A3, 5.470%, 02/15/2011 (e)	573,627
	Total Asset Backed Securities
	(Cost $14,434,388)	12,041,184

	CORPORATE BONDS 31.6%
	Beverages 0.1%
115,000	Diageo Capital plc
	5.750%, 10/23/2017 (b)	115,653

	Capital Markets 0.4%
155,000	Goldman Sachs Group, Inc.
	5.625%, 01/15/2017	151,369
215,000	Morgan Stanley
	5.550%, 04/27/2017	209,661
		361,030
	Commercial Banks 5.3%
415,000	Bank Of New York Mellon
	4.950%, 11/01/2012	414,995
475,000	BB&T Corp.
	4.900%, 06/30/2017	438,586
480,000	Firstar Bank
	7.125%, 12/01/2009	504,413
	HSBC Bank
310,000	4.625%, 04/01/2014	297,070
195,000	6.000%, 08/09/2017	199,840

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Commercial Banks 5.3% (continued)
$335,000	JP Morgan Chase Bank
	6.000%, 10/01/2017	$340,702
870,000	Marshall & Ilsley Bank
	5.401%, 12/04/2012	820,479
695,000	Suntrust Bank
	5.092%, 05/21/2012	683,636
220,000	U.S. Bank
	4.950%, 10/30/2014	214,527
555,000	Wachovia Bank
	6.000%, 11/15/2017	558,709
	Wells Fargo Bank
165,000	4.750%, 02/09/2015	157,594
470,000	5.750%, 05/16/2016	476,855
220,000	5.625%, 12/11/2017	220,134
		5,327,540
	Computers and Peripherals 0.2%
185,000	Tyco Electronics Group S A
	6.000%, 10/01/2012
	(Acquired 09/20/2007, Cost $184,919) (a)(b)	189,579

	Consumer Finance 1.2%
445,000	American Express Co.
	6.150%, 08/28/2017	456,692
375,000	ERAC USA Finance Co.
	6.375%, 10/15/2017 (Acquired 10/10/2007, Cost $374,344) (a)	362,292
435,000	Household Finance Corp.
	6.375%, 10/15/2011	448,191
		1,267,175
	Diversified Financial Services 6.0%
450,000	Aetna, Inc.
	6.750%, 12/15/2037	448,874
	American General Finance
275,000	5.900%, 09/15/2012	278,168
385,000	6.900%, 12/15/2017	385,385

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Diversified Financial Services 6.0% (continued)
	Bank Of America Corp.
$420,000	5.300%, 03/15/2017	$408,398
165,000	6.000%, 09/01/2017	168,576
280,000	5.750%, 12/01/2017	280,642
230,000	Cargill, Inc.
	5.600%, 09/15/2012 (Acquired 09/06/2007, Cost $229,929) (a)	233,770
	CIT Group Inc.
335,000	7.625%, 11/30/2012	339,558
395,000	5.638%, 12/21/2012	345,627
	Citigroup, Inc.
100,000	5.500%, 02/15/2017	97,185
320,000	6.125%, 11/21/2017	328,702
210,000	Genworth Global Funding
	5.200%, 10/08/2010	213,014
370,000	International Lease Finance Corp.
	5.350%, 03/01/2012	370,243
	JP Morgan Chase & Co.
105,000	6.625%, 03/15/2012	110,720
165,000	6.000%, 01/15/2018	167,868
230,000	Liberty Property LP
	6.625%, 10/01/2017	230,126
145,000	Merrill Lynch & Co.
	6.400%, 08/28/2017	147,314
270,000	Morgan Stanley
	5.950%, 12/28/2017	269,807
	Pricoa Global Funding I
180,000	5.331%, 03/03/2009
	(Acquired 03/01/2006 and 08/03/2007, Cost $180,000) (a)	179,828
330,000	5.400%, 10/18/2012
	(Acquired 10/11/2007, Cost $329,343) (a)	342,241
335,000	Prudential Financial Inc.
	6.000%, 12/01/2017	333,618
200,000	Simon Property Group LP
	5.100%, 06/15/2015	188,038
211,037	Windsor Financing LLC
	5.881%, 07/15/2017
	(Acquired Multiple Dates, Cost $210,551) (a)	221,891
		6,089,593

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Diversified Telecommunication Services 2.3%
$575,000	AT&T, Inc.
	6.300%, 01/15/2038	$584,196
385,000	British Telecom plc
	5.950%, 01/15/2018 (b)	388,055
180,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 03/15/2013	201,939
285,000	Deutsche Telekom International Finance BV
	5.750%, 03/23/2016 (b)	285,267
350,000	Sprint Nextel Corp.
	6.000%, 12/01/2016	335,228
240,000	Telecom Italia Capital
	5.250%, 11/15/2013 (b)	237,199
265,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017 (b)	275,333
		2,307,217
	Electric Utilities 4.1%
	Commonwealth Edison Co.
640,000	4.740%, 08/15/2010	639,377
200,000	5.950%, 08/15/2016	202,890
95,000	6.150%, 09/15/2017	97,899
225,000	Consumers Energy Co.
	4.400%, 08/15/2009	223,041
400,000	Entergy Arkansas Inc.
	5.000%, 07/01/2018
	(Acquired 06/18/2003 and 08/03/2007, Cost $394,527) (a)	369,287
	Entergy Gulf States, Inc.
215,000	4.875%, 11/01/2011	207,531
235,000	5.250%, 08/01/2015	222,412
170,000	Entergy Louisiana LLC
	5.500%, 04/01/2019	162,309
157,830	FPL Energy Virginia Funding Corp.
	7.520%, 06/30/2019
	(Acquired 02/10/2006 and 08/03/2007, Cost $176,705) (a)	183,508
375,000	Great River Energy
	5.829%, 07/01/2017
	(Acquired 06/21/2007 and 08/03/2007, Cost $375,000) (a)(e)	384,491

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Electric Utilities 4.1% (continued)
	Indianapolis Power & Light Co.
$80,000	6.300%, 07/01/2013
	(Acquired 10/17/2006 and 08/03/2007, Cost $82,541) (a)	$83,714
175,000	6.050%, 10/01/2036
	(Acquired 10/02/2006 and 08/03/2007, Cost $173,877) (a)	171,203
239,250	Mackinaw Power LLC
	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $239,625) (a)	256,069
165,000	Northern State Power
	6.200%, 07/01/2037	170,421
355,000	Southern California Edison Co.
	4.740%, 02/02/2009	354,502
260,000	Virginia Electric & Power Co.
	5.950%, 09/15/2017	268,008
210,000	Westar Energy Inc.
	6.000%, 07/01/2014	214,129
		4,210,791
	Food & Staples Retailing 1.2%
275,000	General Mills, Inc.
	5.650%, 09/10/2012	279,487
220,000	Kellogg Co.
	5.125%, 12/03/2012	221,842
480,000	Kraft Foods, Inc.
	6.125%, 02/01/2018	483,670
200,000	Kroger Co.
	6.400%, 08/15/2017	209,183
		1,194,182
	Gas Utilities 1.5%
445,551	Alliance Pipeline U.S.
	4.591%, 12/31/2025
	(Acquired Multiple Dates, Cost $425,743) (a)	442,161
225,000	Gulfstream Natural Gas
	5.560%, 11/01/2015
	(Acquired Multiple Dates, Cost $225,584) (a)	221,150
370,000	Northern Natural Gas Co.
	5.375%, 10/31/2012 (Acquired 04/05/2006, Cost $367,010) (a)	380,654

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Gas Utilities 1.5% (continued)
$280,000	Rockies Express Pipeline
	6.448%, 08/20/2009 (Acquired 09/17/2007, Cost $279,306) (a)	$280,076
175,000	Source Gas LLC
	5.900%, 04/01/2017
	(Acquired 04/11/2007 and 08/03/2007, Cost $174,449) (a)	166,762
50,000	Southern Star Cent Gas
	6.000%, 06/01/2016
	(Acquired 04/06/2006 and 08/03/2007 Cost $49,832) (a)	48,875
		1,539,678
	Insurance 2.7%
325,000	Genworth Financial, Inc.
	5.650%, 06/15/2012	328,601
270,000	Jackson National Life Global Funding
	5.125%, 02/10/2011
	(Acquired Multiple Dates, Cost $268,461) (a)	281,107
235,000	Monumental Global Funding
	5.254%, 01/25/2013 (Acquired 12/14/2007, Cost $224,925) (a)	227,534
795,000	Nationwide Life Global Fund
	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $794,006) (a)	820,956
225,000	New York Life Global Funding
	5.250%, 10/16/2012 (Acquired 10/09/2007, Cost $224,903) (a)	230,216
795,000	Protective Life Corp.
	5.450%, 09/28/2012	819,675
		2,708,089
	Media 0.9%
280,000	Comcast Corp.
	6.300%, 11/15/2017	290,508
	Time Warner, Inc.
220,000	7.700%, 05/01/2032	244,432
220,000	6.500%, 11/15/2036	214,061
165,000	Walt Disney Co.
	6.375%, 03/01/2012	175,189
		924,190

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Multi-Utilities & Unregulated Power 0.9%
$262,640	Kern River Funding Corp.
	4.893%, 04/30/2018
	(Acquired Multiple Dates, Cost $257,340) (a)	$257,214
219,601	Kiowa Power Partners LLC
	4.811%, 12/30/2013
	(Acquired 11/22/2004 and 08/03/2007, Cost $226,864) (a)	219,983
400,000	Midamerican Energy Holdings
	6.500%, 09/15/2037
	(Acquired 08/23/2007 and 11/08/2007, Cost $399,033) (a)	417,714
		894,911
	Oil, Gas & Consumable Fuels 0.6%
245,000	EOG Resources, Inc.
	5.875%, 09/15/2017	251,181
381,408	PF Export Receivables Master Trust
	3.748%, 06/01/2013
	(Acquired Multiple Dates, Cost $379,804) (a)	376,118
		627,299
	Pharmaceuticals 0.2%
210,000	Astrazeneca plc
	5.400%, 09/15/2012 (b)	217,108

	Transportation 3.0%
	Burlington North Santa Fe
667,497	6.230%, 07/02/2018	698,790
738,519	4.575%, 01/15/2021	709,753
	CSX Transportation, Inc.
205,000	6.750%, 03/15/2011	215,118
435,000	6.251%, 01/15/2023	441,642
	Union Pacific Corp.
320,000	5.450%, 01/31/2013	322,790
581,032	5.404%, 07/02/2025	609,247
		2,997,340
	Utilities 1.0%
235,000	Appalachian Power Co.
	5.650%, 08/15/2012	238,803

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 31.6% (continued)
	Utilities 1.0% (continued)
$330,000	Florida Power Corp.
	5.800%, 09/15/2017	$342,762
410,000	West Penn Power Co.
	5.950%, 12/15/2017
	(Acquired Multiple Dates, Cost $409,144) (a)	411,999
		993,564
	Total Corporate Bonds
	(Cost $29,213,366)	31,964,939

	MORTGAGE BACKED SECURITIES 63.2%
	Banc of America Commercial Mortgage Inc.
485,000	Series 2004-2, Class A3, 4.050%, 11/10/2038	478,499
343,705	Series 2005-2, Class A2, 4.247%, 07/10/2043	343,204
180,000	Series 2005-5, Class A2, 5.001%, 10/10/2045	179,691
279,513	Series 2006-6, Class A1, 5.226%, 10/10/2045	280,565
345,000	Series 2005-6, Class A2, 5.165%, 09/10/2047	345,892
295,000	Series 2007-2, Class A2, 5.634%, 04/10/2049	299,182
265,000	Series 2006-4, Class A4, 5.634%, 07/10/2046	270,589
850,000	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4, Class A4, 5.322%, 12/11/2049	847,490
	CNH Equipment Trust
304,512	Series 2007-B, Class A1, 5.816%, 10/09/2008	305,140
295,000	Series 2007-B, Class A2A, 5.460%, 06/15/2010	296,785
803,200	Commercial Mortgage Pass-Through Certificate
	Series 2003-LB1A, Class A1, 3.251%, 06/10/2038	774,826
	Credit Suisse First Boston Mortgage Securities Corp.
168,679	Pool # 2005-10, 5.000%, 09/25/2015	166,055
36,423	Pool # 2003-1, 7.000%, 02/25/2033 (e)	36,477
	FHLMC PC GOLD CASH
388,627	Pool # E0-1418, 4.000%, 07/01/2018	374,200
319,659	Pool # G1-1678, 4.500%, 04/01/2020 (e)	314,193
	FHLMC Pools
367,723	Pool # B18639, 4.000%, 01/01/2015	364,263
133,317	Pool # B19614, 5.000%, 07/01/2015	135,661
419,933	Pool # G11970, 5.000%, 04/01/2016	420,652
337,742	Pool # E01647, 4.000%, 05/01/2019	324,855

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 63.2% (continued)
	FHLMC Pools (continued)
$34,445	Pool # 2692, 3.500%, 01/15/2023 (e)	$34,386
206,284	Pool # A45788, 6.500%, 05/01/2035	212,996
	FHLMC Remic
7,949	Series 25, Class B, 6.500%, 12/25/2008	7,924
319,536	Series 2773, Class EB, 4.500%, 08/15/2013	318,856
264,018	Series 2775, Class ON, 3.000%, 11/15/2013	260,835
161,253	Series 2848, Class CG, 5.000%, 06/15/2015 (e)	161,181
43,958	Series 2508, Class CR, 4.500%, 03/15/2016 (e)	43,843
480,849	Series 2786, Class GA, 4.000%, 08/15/2017	473,605
16,673	Series 2912, Class EQ, 5.500%, 12/15/2020 (e)	16,646
142,332	Series 2695, Class GU, 3.500%, 11/15/2022 (e)	141,383
306,302	Series 2731, Class AB, 4.500%, 11/15/2028	303,579
176,377	Series 2793, Class BA, 4.500%, 09/15/2029	173,504
841,177	Series 2990, Class EN, 4.500%, 02/15/2033	829,433
611,469	Series 3031, Class LN, 4.500%, 08/15/2033	603,004
547,425	Series 3114, Class HN, 5.000%, 09/15/2033	548,137
1,016,265	Series 3169, Class BN, 5.000%, 06/15/2034	1,018,553
547,817	Series 3202, Class LN, 4.500%, 03/15/2035	540,369
423,736	Series 3036, Class LZ, 5.000%, 09/15/2035	339,531
394,485	Series 3114, Class KZ, 5.000%, 02/15/2036	315,447
	FNMA Pools
82,324	Pool # 380542, 6.150%, 08/01/2008	82,248
1,204,000	Pool # 385537, 4.745%, 11/01/2012	1,214,711
112,125	Pool # 254659, 4.500%, 02/01/2013	112,475
259,470	Pool # 768008, 5.000%, 06/01/2013	262,797
147,413	Pool # 768009, 5.000%, 06/01/2013	149,254
237,333	Pool # 555648, 4.543%, 06/01/2013	236,741
246,281	Pool # 254806, 4.500%, 07/01/2013	247,067
195,422	Pool # 735065, 4.498%, 08/01/2013	194,724
402,675	Pool # 386341, 3.810%, 08/01/2013	388,175
304,440	Pool # 386441, 3.980%, 08/01/2013	298,543
137,982	Pool # 763019, 5.000%, 08/01/2013	139,705
62,348	Pool # 254909, 4.000%, 09/01/2013	61,861
28,725	Pool # 255450, 4.500%, 10/01/2014	28,812
351,751	Pool # 745456, 5.500%, 03/01/2016	359,608
323,065	Pool #745659, 5.000%, 04/01/2016	328,472
364,891	Pool # 745444, 5.500%, 04/01/2016	370,994

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 63.2% (continued)
	FNMA Pools (continued)
$392,461	Pool # 357312, 5.000%, 12/01/2017	$393,406
155,076	Pool # 254759, 4.500%, 06/01/2018	152,583
252,116	Pool # 254919, 4.000%, 09/01/2018	242,637
522,593	Pool # 725546, 4.500%, 06/01/2019	513,987
1,046,227	Pool # 735841, 4.500%, 11/01/2019	1,028,998
279,073	Pool # 555203, 7.000%, 09/01/2032	290,624
425,656	Pool # 730839, 5.000%, 07/01/2033	415,953
324,586	Pool # 727181, 5.000%, 08/01/2033	317,187
542,000	Pool # 739821, 5.000%, 09/01/2033	529,645
333,537	Pool # 386320, 4.550%, 10/01/2033	319,129
469,147	Pool # 740255, 5.000%, 10/01/2033	458,452
968,386	Pool # 725027, 5.000%, 11/01/2033	946,311
268,025	Pool # 952768, 7.000%, 09/01/2037	278,812
	FNMA Remic
262,034	Series 2002-74, Class PJ, 5.000%, 03/25/2015	261,583
846,165	Series 2005-35, Class AC, 4.000%, 08/25/2018	832,861
837,566	Series 2004-93, Class DG, 4.250%, 04/25/2019	826,601
24,781	Series 2003-58, Class PN, 3.500%, 10/25/2021 (e)	24,713
198,888	Series 2005-27, Class NA, 5.500%, 01/25/2024	198,928
634,360	Series 2005-95, Class LN, 4.500%, 03/25/2033	626,309
111,843	Series 2003-W19, Class IA5, 5.500%, 11/25/2033 (e)	111,533
247,132	Series 2004-64, Class BA, 5.000%, 03/25/2034	246,921
210,000	Series 2004-26, Class PE, 4.500%, 04/25/2034	190,949
175,681	Series 2002-T4, Class A3, 7.500%, 12/25/2041	186,533
244,050	Series 2004-T2, Class IA3, 7.000%, 11/25/2043	261,836
	FNMA TBA
2,720,000	6.000%, 01/01/2029 (d)	2,761,648
5,425,000	6.000%, 02/01/2033 (d)	5,502,984
13,310,000	5.000%, 01/01/2034 (d)	12,985,569
3,140,000	5.500%, 01/01/2034 (d)	3,136,075
834,021	GMAC Commercial Mortgage Securities Inc.
	Pool # 2003-C1, 3.337%, 05/10/2036	810,623
516,197	GNMA Pool
	Pool # 2005-21, 5.000%, 03/20/2035	455,962
	Greenwich Capital Commercial Funding Corp.
665,000	Series 2005-GG5, Class A2, 5.117%, 04/10/2037	666,129
475,000	Series 2007-GG9, Class A2, 5.381%, 03/10/2039	477,465

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES 63.2% (continued)
	Greenwich Capital Commercial Funding Corp. (continued)
$350,000	Series 2007-GG9, Class A4, 5.444%, 03/10/2039	$352,066
499,721	GS Mortgage Securities Corp. II
	Series 2007-EOP, Class A1, 5.410%, 03/06/2020
	(Acquired 09/17/2007, Cost $496,598) (a)(c)	477,707
1,300,000	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	1,295,154
	LB-UBS Commercial Mortgage Trust
694,607	Series 2003-C3, Class A1, 2.599%, 05/15/2027	692,433
780,000	Series 2003-C3, Class A2, 3.086%, 05/15/2027	774,176
50,000	Series 2005-C5, Class A2, 4.885%, 09/15/2030	49,896
142,389	Series 1998-C4, Class A2, 6.300%, 10/15/2035	143,190
565,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	566,946
989,000	Series 2007-C2, Class A2, 5.303%, 02/15/2040	991,786
216,337	Master Alternative Loans Trust
	Pool # 2004-6, 4.500%, 07/25/2014	212,531
164,973	Master Asset Securitization Trust
	Pool # 2004-3, 4.750%, 01/25/2014	164,528
355,000	MBNA Credit Card Master Trust
	Series 2005-7A, Class A7, 4.300%, 02/15/2011	354,552
	Merrill Lynch Commercial Mortgage Trust
480,667	Series 1998-C3, Class A3, 5.880%, 12/15/2030	482,286
74,043	Series 2002-MW1, Class A2, 4.929%, 07/12/2034	73,824
452,477	Series 2006-C2, Class A1, 5.601%, 08/12/2043	457,002
	Morgan Stanley Capital I
305,771	Pool # 2003-IQ4, 3.270%, 05/15/2040	299,703
305,000	Pool # 2006-HQ8, 5.565%, 03/12/2044	307,972
333,840	Residential Asset Securitization Trust
	Series 2003-A6, Class A1, 4.500%, 07/25/2033	319,498
500,000	SLM Student Loan Trust
	Series 2007-7, Class A1, 5.038%, 10/25/2012 (c)	497,500
	Wachovia Bank Commercial Mortgage Trust
428,300	Pool # 2003-C5, 2.986%, 06/15/2035	413,910
285,000	Pool # 2006-C24, Class A3, 5.558%, 03/15/2045	289,143
818,534	Wells Fargo Mortgage Backed Securities Trust
	Pool # 2006-3, 5.500%, 03/25/2036	821,273
	Total Mortgage Backed Securities
	(Cost $63,050,856)	63,867,640

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	SUPRANATIONAL ISSUE 0.3%
$355,000	European Investment Bank
	4.875%, 02/15/2036 (b)	$349,268
	Total Supranational Issue
	(Cost $352,090)	349,268

	SHORT-TERM INVESTMENTS 14.5%
	US Government Agency Issue (f) 12.5%
12,687,000	Federal Home Loan Bank Discount Note, 2.920%, 01/02/2008	12,684,942

	Variable Rate Demand Note (g) 2.0%
2,006,599	U.S. Bank Demand Note, 4.949%, 12/31/2031	2,006,599

	Total Short-Term Investments
	(Cost $14,691,541)	14,691,541

	Total Investments 121.5%
	(Cost $121,742,241)	122,914,572

	Liabilities in Excess of Other Assets (21.5)%	(21,750,771)

	TOTAL NET ASSETS 100.0%	$101,163,801

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of these securities amounted to $8,579,644 (8.5% of net assets) at December 31, 2007.

(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(g)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Credit Default Swaps
	Expiration	Notional
	Date	Amount	Value (a)
Receive quarterly a fixed annual rate of 0.60%
multiplied by the notional amount and pay to
Goldman Sachs upon default event of a Dow Jones
CDX North America High Yield Index reference
obligation, par value of the notional amount of
Dow Jones CDX North America High Yield Index
reference obligation	12/20/12	$10,780,000	$(15,282)

(a)	Includes interest paid or received by the Fund on the notional amount.

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

Assets:
Investments at value (cost $121,742,241)	$122,914,572
Interest receivable	561,187
Cash	22,513
Receivable for investments sold	82,347,766
Receivable for Fund shares sold	90,000
Other assets	16,449
Total assets	205,952,487

Liabilities:
Payable for investments purchased	104,705,839
Accrued investment advisory fees	11,716
Payable to broker	9,476
Unrealized depreciation on swaps	15,282
Accrued expenses	46,373
Total liabilities	104,788,686
Net Assets	$101,163,801

Net Assets Consist of:
Paid in capital	$100,370,913
Undistributed net investment income	624,114
Accumulated net realized loss	(988,275)
Net unrealized appreciation (depreciation) on:
Investments	1,172,331
Swap contracts	(15,282)
Net Assets	$101,163,801

Capital Stock, $0.01 Par Value
Authorized	50,000,000
Issued and outstanding	9,664,565
Net Asset Value, Redemption Price and Offering Price Per Share	$10.47

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
STATEMENT OF OPERATIONS

Six Months Ended
December 31, 2007
(Unaudited)
Investment Income:
Interest	$2,324,396

Expenses:
Investment advisory fees (Note 3)	192,058
Fund administration and accounting fees	30,681
Custody fees	18,492
Audit fees	15,789
Federal and state registration fees	11,472
Legal fees	10,468
Shareholder servicing fees	4,556
Directors’ fees and related expenses	3,665
Compliance support expenses	3,517
Reports to shareholders	1,211
Other	910
Total expenses before waiver and reimbursement	292,819
Waiver and reimbursement of expenses by Adviser (Note 3)	(176,140)
Net expenses	116,679
Net Investment Income	2,207,717

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments	2,029,730
Change in net unrealized appreciation/depreciation on:
Investments	1,750,133
Swap contracts	(21,343)
Net Realized and Unrealized
Gain on Investments	3,758,520
Net Increase in Net Assets
Resulting from Operations	$5,966,237

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income	$2,207,717	$4,321,715
Net realized gain on investments	2,029,730	346,908
Change in net unrealized appreciation/depreciation on:
Investments	1,750,133	834,722
Swap contracts	(21,343)	6,061
Net increase in net assets resulting from operations	5,966,237	5,509,406
Distributions
Paid From:
Net investment income	(1,607,511)	(4,275,494)
Capital Share
Transactions:
Shares issued in connection with acquisition of
Columbus Core Fund (see Note 7)	14,423,435	—
Shares sold	20,775,452	9,412,455
Shares issued to holders in
reinvestment of distributions	1,148,687	2,230,746
Shares redeemed	(30,313,593)	(18,992,991)
Net increase (decrease) in net assets resulting
from capital share transactions	6,033,981	(7,349,790)
Total Increase (Decrease) in Net Assets	10,392,707	(6,115,878)

Net Assets:
Beginning of period	90,771,094	96,886,972
End of period
(includes undistributed net investment income
of $624,114 and $23,908, respectively)	$101,163,801	$90,771,094

The accompanying notes are an integral part of these financial statements.

Frontegra Columbus Core Fund
FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2007	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2007	2006	2005	2004	2003
Net Asset Value,
Beginning of Period	$9.99	$9.86	$10.36	$10.22	$10.62	$10.28

Income (Loss)
from Investment
Operations:
Net investment income	0.25	0.48	0.42	0.37	0.31	0.35
Net realized and unrealized
gain (loss) on investments	0.42	0.13	(0.43)	0.27	(0.15)	0.45
Total Income (Loss) from
Investment Operations	0.67	0.61	(0.01)	0.64	0.16	0.80

Less Distributions
Paid:
From net investment income	(0.19)	(0.48)	(0.43)	(0.37)	(0.31)	(0.35)
From net realized gain on investments	—	—	(0.06)	(0.13)	(0.25)	(0.11)
Total Distributions Paid	(0.19)	(0.48)	(0.49)	(0.50)	(0.56)	(0.46)

Net Asset Value, End of Period	$10.47	$9.99	$9.86	$10.36	$10.22	$10.62
Total Return(1)	6.72%	6.26%	(0.11)%	6.32%	1.53%	7.93%

Supplemental Data
and Ratios:
Net assets, end of period
(in thousands)	$101,164	$90,771	$96,887	$95,719	$123,913	$135,211
Ratio of expenses to
average net assets(2)(3)	0.26%	0.20%	0.20%	0.40%	0.42%	0.42%
Ratio of net investment income to
average net assets(2)(3)	4.83%	4.77%	4.20%	3.07%	2.39%	3.78%
Portfolio turnover rate(1)	469%	980%	1,121%	1,080%	1,104%	625%

(1)	Not annualized for periods less than a full year.
(2)
Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.64%, 0.66%, 0.65%, 0.62%, 0.62% and 0.62% and the ratio of net investment income to average net assets would have been 4.45%, 4.31%, 3.75%, 2.85%, 2.19% and 3.58% for the periods ended December 31, 2007, June 30, 2007, June 30, 2006, June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

(3)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

FRONTEGRA
IRONBRIDGE
SMALL CAP FUND

FRONTEGRA
IRONBRIDGE
SMID FUND

REPORT FROM IRONBRIDGE CAPITAL
MANAGEMENT:

Dear Fellow Shareholders:

The Frontegra IronBridge Small Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small market capitalizations.  The objective is relative to and measured against the Russell 2000®(1) Index.

The Frontegra IronBridge SMID Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small and mid market capitalizations.  The objective is relative to and measured against the Russell 2500TM(2) Index.

Performance Review

For the six months ending December 31, 2007, the Frontegra IronBridge Small Cap Fund returned -2.04% after fees, well ahead of its benchmark’s -7.53% return for the same period.

Small Cap Fund Winners	Return	Small Cap Fund Losers	Return
CEPHEID INC	210.27%	PFF BANCORP	-69.14%
AMERICAN SUPERCONDUCTOR CORP	178.59%	PROGRESSIVE GAMING INTL CORP	-58.43%
AQUANTIVE INC	167.49%	SYMYX TECHNOLOGIES INC	-50.51%
CYPRESS SEMICONDUCTOR CORP	119.41%	OXFORD INDUSTRIES INC	-47.09%
FLIR SYSTEMS INC	97.71%	STEWART INFORMATION SERVICES	-38.13%
FMC TECHNOLOGIES INC	83.99%	UNIVERSAL FORECT PRODS INC	-36.57%
RESPIRONICS INC	72.99%	FIRST CASH FINANCIAL SVCS	-36.32%
WOODWARD GOVERNOR CO	72.81%	SOURCE INTERLINK COS INC	-35.91%
OCEANEERING INTERNATIONAL	69.66%	CORP OFFICE PPTYS TR INC	-35.28%
STRAYER EDUCATION INC	64.24%	INTEVAC INC	-35.23%

For the full year, stock selection contributed over 1,000 basis points, while sector allocation added approximately 170 basis points.  Stock selection was strong among our Information Technology, Health Care, and Industrials holdings, but weaker among our Materials and Utilities holdings.

The Frontegra IronBridge SMID Fund returned -3.28% after fees in 2007, ahead of the Russell 2500 Index’s -6.71% return for the six months ending December 31, 2007.

SMID Cap Fund Winners	Return	SMID Cap Fund Losers	Return
INTUITIVE SURGICAL INC	169.52%	SYMYX TECHNOLOGIES INC	-58.02%
JACOBS ENGINEERING GROUP INC	124.37%	ST JOE CO	-49.20%
MEDIMMUNE INC	79.05%	LEAPFROG ENTERPRISES INC	-39.34%
CANADIAN PACIFIC RAILWAY LTD	58.45%	TELLABS INC	-37.10%
GOODRICH CORP	57.43%	STEWART INFORMATION SERVICES	-36.94%
PARKER-HANNIFIN CORP	56.50%	CIT GROUP INC	-30.19%
OAKLEY INC	52.05%	HARMAN INTERNATIONAL INDS	-28.90%
IDEXX LABS INC	51.69%	RTI METALS INC	-27.75%
INFRASOURCE SERVICES INC	50.65%	MEN’S WEARHOUSE INC	-27.53%
TELEDYNE TECHNOLOGIES INC	50.47%	SYNAPTICS INC	-23.81%

(1)	Russell 2000® Index is either a registered trademark or tradename of Russell Investment Group in the U.S. and/or other countries. Indexes are unmanaged and cannot be invested in directly.
(2)	Russell 2500™ Index is either a registered trademark or tradename of Russell Investment Group in the U.S. and/or other countries. Indexes are unmanaged and cannot be invested in directly.

For the full year, stock selection contributed over 900 basis points, while sector allocation added approximately 70 basis points.  Stock selection for the year was led by Industrials, Consumer Discretionary, Health Care, and Financials.  Stock selection was weak among the Materials sector.

The significant excess return achieved in 2007 had been building over several years as the market-distorting influences that we identified in 2006 started to unwind.  As a reminder, we were concerned that globalization and financial “innovation” was driving excess liquidity, which was responsible for creating market distortions, potentially resulting in a broad misallocation of capital and a dangerous mispricing of risk.  The result was leadership among lower quality, higher risk, overvalued, less liquid companies, which we refused to own due to our disciplined framework.  We (and many other active managers) looked pretty foolish in 2006 when compared to our Russell benchmarks.  This year, the sub-prime crisis exposed the illusion of the disappearing risk premium.  Risk has started to be priced more rationally, which has significantly benefited the IronBridge portfolios relative to our benchmarks.

The unwinding of financial “SINnovation” may be signaling a turning point in market leadership.  In 2007, large capitalization stocks outperformed small capitalization stocks for the first time in eight years.  Growth outperformed value for the second time since 1999 (the last time was 2003).  Active portfolio managers outperformed ETFs and other passive strategies.  Quantitative strategies performed poorly as their backward-looking models typically failed to capture inflection points.  Uncorrelated asset classes became correlated during market meltdowns.  All of these observations are potentially related to the unwinding of financial sinnovation.  The big question facing the markets over the next few years is whether the “great unwind” will occur in an orderly fashion or whether the government will re-flate the financial system in order to stave off a potential financial crisis.

Portfolio Outlook

Our cautious outlook was justified.  We remain cautious, as it is clear to us that the self-correcting mechanism of capitalism has more work to do to clear out poor allocators of capital.  We expect volatility as the reality of lower CFROIs and lower growth collides with the political knee-jerk reactions to “do something.”  We suspect that the more the government does to bail out the poor allocators of capital the more difficult it will be for us to outperform because it will keep alive the forces that led to a systematic misallocation of capital, and we do not want to bet on those players for the long term.  Perhaps the government will bail out the “Countrywide Financials” of the world, but we do not invest based on the philosophy that poor managers of capital get bailed out by taxpayers.  We invest based on the philosophy that good managers of capital will create the most wealth over the long term.

We remain confident that our disciplined investment approach and internally-developed investment tools will help us take advantage of market volatility as the market struggles with the near-term cyclical headwinds and the uncertainty regarding the most recent credit crisis.

Thank you for your continued support.

Kind regards,

Christopher C. Faber	Jeffrey B. Madden
IronBridge Capital Management, L.P.	IronBridge Capital Management, L.P.

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

*   8/30/02 commencement of operations.

Portfolio Total Return**
FOR THE PERIOD ENDED 12/31/07

SIX MONTHS	(2.04)%

ONE YEAR	10.01%

THREE YEAR
AVERAGE ANNUAL	9.79%

FIVE YEAR
AVERAGE ANNUAL	17.72%

SINCE COMMENCEMENT
AVERAGE ANNUAL	17.83%

This chart assumes an initial gross investment of $100,000 made on 8/30/02 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.  To receive current to the most recent month-end performance, please call 1-888-825-2100.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in the index is not possible.

**	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Frontegra IronBridge Small Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.1%
	Aerospace & Defense 3.6%
132,259	Moog Inc. - Class A (a)	$6,058,785
186,328	Orbital Sciences Corp. (a)	4,568,763
52,807	Triumph Group, Inc.	4,348,656
		14,976,204
	Auto Components 1.7%
272,130	Gentex Corp.	4,835,750
120,222	Superior Industries International, Inc.	2,184,434
		7,020,184
	Biotechnology 2.5%
174,981	Cepheid, Inc. (a)	4,610,749
171,174	Exelixis, Inc. (a)	1,477,232
74,215	Isis Pharmaceuticals, Inc. (a)	1,168,886
50,169	Techne Corp. (a)	3,313,663
		10,570,530
	Building Products 1.6%
204,542	Apogee Enterprises, Inc.	3,499,714
111,005	Universal Forest Products, Inc.	3,270,207
		6,769,921
	Capital Markets 1.9%
347,092	Jefferies Group, Inc.	8,000,471

	Chemicals 4.5%
49,664	Arch Chemicals, Inc.	1,825,152
158,910	FMC Corp.	8,668,540
68,961	Lubrizol Corp.	3,734,928
96,184	Methanex Corp. (b)	2,654,678
30,387	Minerals Technologies Inc.	2,034,410
		18,917,708
	Commercial Banks 4.5%
154,017	Cathay General Bancorp	4,079,910
151,925	First Midwest Bancorp, Inc.	4,648,905
280,009	Sterling Bancshares, Inc.	3,124,901
85,212	United Bankshares, Inc.	2,387,640
99,854	Westamerica Bancorporation	4,448,496
		18,689,852

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.1% (continued)
	Commercial Services & Supplies 3.1%
147,456	Mobile Mini, Inc. (a)	$2,733,834
23,953	Strayer Education, Inc.	4,085,903
93,245	TeleTech Holdings, Inc. (a)	1,983,321
93,179	Watson Wyatt Worldwide Inc. - Class A	4,324,438
		13,127,496
	Communications Equipment 3.1%
200,458	Polycom, Inc. (a)	5,568,723
211,791	Tekelec (a)	2,647,388
133,958	ViaSat, Inc. (a)	4,612,174
		12,828,285
	Computer Programming Services 0.4%
112,495	Perficient, Inc. (a)	1,770,671

	Computers & Peripherals 0.4%
39,404	Synaptics Inc. (a)	1,621,869

	Consumer Finance 0.4%
112,535	First Cash Financial Services, Inc. (a)	1,652,014

	Electric Utilities 1.2%
111,440	Black Hills Corp.	4,914,504

	Electrical Equipment 3.7%
124,812	American Superconductor Corp. (a)	3,412,360
98,795	Thomas & Betts Corp. (a)	4,844,907
109,645	Woodward Governor Co.	7,450,378
		15,707,645
	Electronic Equipment & Instruments 5.1%
130,148	Flir Systems, Inc. (a)	4,073,632
128,717	National Instruments Corp.	4,290,138
94,460	Rofin-Sinar Technologies, Inc. (a)	4,544,471
181,081	Trimble Navigation Ltd. (a)	5,475,889
167,852	Veeco Instruments, Inc. (a)	2,803,128
		21,187,258

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.1% (continued)
	Energy Equipment & Services 5.7%
115,044	FMC Technologies, Inc. (a)	$6,522,995
46,641	Lufkin Industries, Inc.	2,672,063
87,893	Matrix Service Co. (a)	1,917,825
84,558	Oceaneering International, Inc. (a)	5,694,981
111,990	Oil States International, Inc. (a)	3,821,099
67,885	Unit Corp. (a)	3,139,681
		23,768,644
	Food Products 1.7%
139,913	Corn Products International, Inc.	5,141,803
73,610	Peet’s Coffee & Tea, Inc. (a)	2,139,842
		7,281,645
	Gas Utilities 2.0%
116,892	AGL Resources, Inc.	4,399,815
129,488	Southern Union Co.	3,801,768
		8,201,583
	Health Care Equipment & Supplies 8.0%
230,919	ABIOMED, Inc. (a)	3,588,481
34,678	Analogic Corp.	2,348,394
19,400	ArthroCare Corp. (a)	932,170
36,014	Hansen Medical, Inc. (a)	1,078,259
62,844	IDEXX Laboratories, Inc. (a)	3,684,544
60,362	Illumina, Inc. (a)	3,577,052
92,109	Respironics, Inc. (a)	6,031,297
113,026	SonoSite, Inc. (a)	3,805,586
149,951	Thoratec Corp. (a)	2,727,609
87,817	Varian, Inc. (a)	5,734,450
		33,507,842
	Health Care Providers & Services 4.4%
70,313	Allscripts Healthcare Solutions, Inc. (a)	1,365,478
161,067	Cerner Corp. (a)	9,084,179
83,686	Owens & Minor, Inc.	3,550,797
197,679	Phase Forward, Inc. (a)	4,299,518
		18,299,972
	Hotels, Restaurants & Leisure 0.8%
223,898	California Pizza Kitchen, Inc. (a)	3,486,092

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.1% (continued)
	Household Durables 3.3%
83,564	AptarGroup, Inc.	$3,418,603
139,040	iRobot Corp. (a)	2,513,843
25,628	Snap-on Inc.	1,236,295
131,440	Tupperware Brands Corp.	4,341,463
74,406	Universal Electronics Inc. (a)	2,488,137
		13,998,341
	Industrial Conglomerates 1.6%
11,230	Alleghany Corp. (a)	4,514,460
54,791	Raven Industries, Inc.	2,103,426
		6,617,886
	Insurance 3.3%
155,219	American Financial Group, Inc.	4,482,725
72,836	Argo Group International Holdings, Ltd. (a)(b)	3,068,581
85,035	FBL Financial Group, Inc. - Class A	2,936,259
80,453	Selective Insurance Group, Inc.	1,849,614
49,916	Stewart Information Services Corp.	1,302,308
		13,639,487
	Leisure Equipment & Products 1.9%
316,478	Callaway Golf Co.	5,516,211
335,689	Leapfrog Enterprises, Inc. (a)	2,259,187
		7,775,398
	Machinery 4.8%
104,803	Astec Industries, Inc. (a)	3,897,624
115,534	IDEX Corp.	4,174,243
86,526	Kaydon Corp.	4,719,128
103,896	Lincoln Electric Holdings, Inc.	7,395,317
		20,186,312
	Marine 1.1%
88,212	Alexander & Baldwin, Inc.	4,557,032

	Metals & Mining 1.0%
60,572	RTI International Metals, Inc. (a)	4,175,228

	Multi-Utilities & Unregulated Power 1.5%
296,203	Avista Corp.	6,380,213

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.1% (continued)
	Oil & Gas 1.2%
127,252	Cabot Oil & Gas Corp.	$5,137,163

	Real Estate 4.8%
393,179	Annaly Mortgage Management, Inc.	7,147,994
169,246	Corporate Office Properties Trust	5,331,249
82,420	First Industrial Realty Trust, Inc.	2,851,732
117,004	Mid-America Apartment Communities, Inc.	5,001,921
		20,332,896
	Semiconductor & Semiconductor Equipment 2.9%
122,668	Cohu, Inc.	1,876,820
157,853	Cypress Semiconductor Corp. (a)	5,687,444
125,621	Varian Semiconductor Equipment Associates, Inc. (a)	4,647,977
		12,212,241
	Software 2.3%
82,174	Jack Henry & Associates, Inc.	2,000,115
120,829	Manhattan Associates, Inc. (a)	3,185,052
255,677	Parametric Technology Corp. (a)	4,563,835
		9,749,002
	Specialty Retail 2.4%
171,278	Men’s Wearhouse, Inc.	4,621,081
78,938	Stage Stores, Inc.	1,168,282
117,593	Tractor Supply Co. (a)	4,226,292
		10,015,655
	Textiles, Apparel & Luxury Goods 2.7%
93,176	Oxford Industries, Inc.	2,401,146
357,647	Wolverine World Wide, Inc.	8,769,504
		11,170,650
	Total Common Stocks
	(Cost $332,565,951)	398,247,894

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.7%
	US Government Agency Issue (c) 3.7%
$15,727,000	Federal Home Loan Bank Discount Note, 1.460%, 01/02/2008	$15,725,724

	Variable Rate Demand Note (d) 1.0%
4,149,708	U.S. Bank Demand Note, 4.605%, 12/31/2031	4,149,708

	Total Short-Term Investments
	(Cost $19,875,432)	19,875,432

	Total Investments 99.8%
	(Cost $352,441,383)	418,123,326

	Other Assets in Excess of Liabilities 0.2%	801,960

	TOTAL NET ASSETS 100.0%	$418,925,286

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

Assets:
Investments at value (cost $352,441,383)	$418,123,326
Cash	421,722
Interest and dividend receivable	554,574
Receivable for investments sold	1,221,832
Receivable for Fund shares sold	313,724
Other assets	16,506
Total assets	420,651,684

Liabilities:
Payable for investments purchased	1,232,567
Payable for Fund shares purchased	73,204
Accrued investment advisory fee	356,965
Accrued expenses	63,662
Total liabilities	1,726,398
Net Assets	$418,925,286

Net Assets Consist of:
Paid in capital	$349,565,169
Undistributed net investment income	9,266
Undistributed net realized gain	3,668,908
Net unrealized appreciation on investments	65,681,943
Net Assets	$418,925,286

Capital Stock, $0.01 Par Value
Authorized	50,000,000
Issued and outstanding	23,584,559
Net Asset Value, Redemption Price and Offering Price Per Share	$17.76

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
STATEMENT OF OPERATIONS

Six Months Ended
December 31, 2007
(Unaudited)
Investment Income:
Dividends(1)	$2,088,949
Interest	379,434
2,468,383

Expenses:
Investment advisory fees (Note 3)	2,177,716
Fund administration and accounting fees	64,725
Custody fees	17,444
Federal and state registration fees	16,893
Audit fees	15,699
Legal fees	10,312
Shareholder servicing fees	9,493
Reports to shareholders	5,856
Directors’ fees and related expenses	3,741
Compliance support expenses	3,517
Other	5,237
Total expenses before recapture	2,330,633
Expenses recaptured by Adviser (Note 3)	32,371
Total expenses	2,363,004
Net Investment Income	105,379

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments	30,026,373
Change in net unrealized appreciation/depreciation on investments	(38,726,111)
Net Realized and Unrealized
Loss on Investments	(8,699,738)
Net Decrease in Net Assets
Resulting from Operations	$(8,594,359)

(1)	Net of $4,040 in foreign witholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income (loss)	$105,379	$(307,757)
Net realized gain on investments	30,026,373	26,990,992
Change in net unrealized
appreciation/depreciation on investments	(38,726,111)	53,525,309
Net increase (decrease) in net assets
resulting from operations	(8,594,359)	80,208,544

Distributions
Paid From:
Net investment income	(96,113)	(409,379)
Net realized gain on investments	(45,487,193)	(34,371,912)
Net decrease in net assets resulting
from distributions paid	(45,583,306)	(34,781,291)

Capital Share
Transactions:
Shares sold	17,086,828	35,281,886
Shares issued to holders in
reinvestment of distributions	43,952,221	33,624,374
Shares redeemed	(20,339,063)	(86,149,770)
Net increase (decrease) in net assets resulting
from capital share transactions	40,699,986	(17,243,510)

Total Increase (Decrease) in Net Assets	(13,477,679)	28,183,743

Net Assets:
Beginning of period	432,402,965	404,219,222
End of period
(includes undistributed net investment income
of $9,266 and $0 respectively)	$418,925,286	$432,402,965

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge Small Cap Fund
FINANCIAL HIGHLIGHTS

	Six Months
	Ended		Year	Year	Year	Year	Period
	December 31,		Ended	Ended	Ended	Ended	Ended
	2007		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2007	2006	2005	2004	2003(1)(6)
Net Asset Value,
Beginning of Period	$20.35		$18.25	$16.14	$15.83	$13.04	$10.00

Income (Loss)
from Investment
Operations:
Net investment income (loss)	0.00	(5)	(0.00)	0.03	(0.03)	(0.04)	— (5)
Net realized and unrealized
gain (loss) on investments	(0.42)		3.82	2.25	1.38	3.17	3.04
Total Income (Loss) from
Investment Operations	(0.42)		3.82	2.28	1.35	3.13	3.04

Less Distributions
Paid:
From net investment income	(0.00	)(5)	(0.02)	—	—	—	—
From net realized gain on investments	(2.17)		(1.70)	(0.17)	(1.04)	(0.34)	—
Total Distributions Paid	(2.17)		(1.72)	(0.17)	(1.04)	(0.34)	—

Net Asset Value, End of Period	$17.76		$20.35	$18.25	$16.14	$15.83	$13.04
Total Return(2)	(2.04)%		22.11%	14.20%	8.47%	24.25%	30.40%

Supplemental Data
and Ratios:
Net assets, end of period
(in thousands)	$418,925		$432,403	$404,219	$319,081	$144,988	$54,074
Ratio of expenses to
average net assets(3)(4)	1.08%		1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss)
to average net assets(3)(4)	0.15%		(0.08)%	0.15%	(0.27)%	(0.29)%	(0.07)%
Portfolio turnover rate(2)	27%		34%	60%	56%	94%	28%
(1)	Commenced operations on August 30, 2002.
(2)	Not annualized for periods less than a full year.
(3)
Net of waivers, reimbursements and expense recapture by Adviser.  Without expense recapture, the ratio of expenses to average net assets would have been 1.07%, 1.07% and 1.08% and the ratio of net investment income (loss) to average net assets would have been 0.16%, (0.05)% and 0.17% for the periods ended December 31, 2007, June 30, 2007 and June 30, 2006, respectively. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.11%, 1.21% and 2.15% and the ratio of net investment loss to average net assets would have been (0.28)%, (0.40)% and (1.12)% for the periods ended June 30, 2005, June 30, 2004, and June 30, 2003, respectively.

(4)	Annualized for periods less than a full year.
(5)	Less than one cent per share.
(6)	Formerly the Frontegra Horizon Fund for the period ended June 30, 2003.

The accompanying notes are an integral part of these financial statements.

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

*   12/31/04 commencement of operations.

Portfolio Total Return**
FOR THE PERIOD ENDED 12/31/07

SIX MONTHS	(3.28)%

ONE YEAR	10.53%

THREE YEAR
AVERAGE ANNUAL	9.49%

SINCE COMMENCEMENT
AVERAGE ANNUAL	9.49%

This chart assumes an initial gross investment of $100,000 made on 12/31/04 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.  To receive current to the most recent month-end performance, please call 1-888-825-2100.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in the index is not possible.

**	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Frontegra IronBridge SMID Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.8%
	Aerospace & Defense 4.2%
25,589	BE Aerospace, Inc. (a)	$1,353,658
27,054	Goodrich Corp.	1,910,283
54,568	Moog Inc. - Class A (a)	2,499,760
43,671	Teledyne Technologies, Inc. (a)	2,328,975
		8,092,676
	Auto Components 1.3%
142,806	Gentex Corp.	2,537,663

	Biotechnology 4.7%
40,859	Affymetrix, Inc. (a)	945,477
25,530	Cephalon, Inc. (a)	1,832,033
71,645	Cepheid, Inc. (a)	1,887,846
47,787	Isis Pharmaceuticals, Inc. (a)	752,645
119,657	Millennium Pharmaceuticals, Inc. (a)	1,792,462
28,010	Techne Corp. (a)	1,850,060
		9,060,523
	Capital Markets 2.6%
18,850	Affiliated Managers Group, Inc. (a)	2,214,121
122,867	Jefferies Group, Inc.	2,832,084
		5,046,205
	Chemicals 7.3%
50,141	Airgas, Inc.	2,612,848
56,402	FMC Corp.	3,076,729
73,240	Huntsman Corp.	1,882,268
42,751	Lubrizol Corp.	2,315,394
49,823	Methanex Corp. (b)	1,375,115
53,090	Sigma-Aldrich Corp.	2,898,714
		14,161,068
	Commercial Banks 1.8%
68,420	Cullen/Frost Bankers, Inc.	3,466,157

	Commercial Services & Supplies 1.5%
41,779	TeleTech Holdings, Inc. (a)	888,640
41,730	Watson Wyatt Worldwide Inc. - Class A	1,936,689
		2,825,329

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.8% (continued)
	Communications Equipment 3.4%
42,729	Belden Inc.	$1,901,441
64,528	Polycom, Inc. (a)	1,792,588
84,759	ViaSat, Inc. (a)	2,918,252
		6,612,281
	Computers & Peripherals 0.5%
25,426	Synaptics Inc. (a)	1,046,534

	Construction & Engineering 0.7%
50,893	Quanta Services, Inc. (a)	1,335,432

	Distributors 1.6%
67,660	Genuine Parts Co.	3,132,658

	Electric Utilities 2.7%
30,855	Allegheny Energy, Inc. (a)	1,962,687
67,023	Wisconsin Energy Corp.	3,264,690
		5,227,377
	Electrical Equipment 2.5%
37,896	American Superconductor Corp. (a)	1,036,077
58,065	AMETEK, Inc.	2,719,764
15,530	Roper Industries, Inc.	971,246
		4,727,087
	Electronic Equipment & Instruments 3.3%
35,588	Amphenol Corp. - Class A	1,650,216
63,426	National Instruments Corp.	2,113,989
88,356	Trimble Navigation Ltd. (a)	2,671,885
		6,436,090
	Energy Equipment & Services 2.3%
35,230	ENSCO International Inc.	2,100,413
14,080	FMC Technologies, Inc. (a)	798,336
21,410	Oceaneering International, Inc. (a)	1,441,963
		4,340,712
	Food & Staples Retailing 0.8%
41,100	Supervalu, Inc.	1,542,072

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.8% (continued)
	Food Products 3.3%
79,417	Corn Products International, Inc.	$2,918,575
59,652	Hormel Foods Corp.	2,414,713
26,505	McCormick & Co., Inc.	1,004,804
		6,338,092
	Gas Utilities 1.7%
59,936	Questar Corp.	3,242,538

	Health Care Equipment & Supplies 5.3%
12,690	ArthroCare Corp. (a)	609,754
15,490	Gen-Probe Inc. (a)	974,786
24,785	Hansen Medical, Inc. (a)	742,063
24,900	IDEXX Laboratories, Inc. (a)	1,459,887
18,130	Illumina, Inc. (a)	1,074,384
65,633	PerkinElmer, Inc.	1,707,771
30,251	Respironics, Inc. (a)	1,980,835
94,368	Thoratec Corp. (a)	1,716,554
		10,266,034
	Health Care Providers & Services 3.4%
60,528	Cerner Corp. (a)	3,413,779
38,370	Owens & Minor, Inc.	1,628,039
71,952	Phase Forward Inc. (a)	1,564,956
		6,606,774
	Hotels, Restaurants & Leisure 1.1%
58,560	WMS Industries Inc. (a)	2,145,638

	Household Durables 5.2%
52,754	AptarGroup, Inc.	2,158,166
35,890	Harman International Industries, Inc.	2,645,452
54,714	Snap-on Inc.	2,639,404
79,106	Tupperware Brands Corp.	2,612,871
		10,055,893
	Industrial Conglomerates 1.1%
5,286	Alleghany Corp. (a)	2,124,972

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.8% (continued)
	Insurance 2.9%
108,669	American Financial Group, Inc.	$3,138,361
44,487	SAFECO Corp.	2,477,036
		5,615,397
	Machinery 3.6%
52,660	Kennametal Inc.	1,993,708
40,980	Lincoln Electric Holdings, Inc.	2,916,956
50,598	Pall Corp.	2,040,111
		6,950,775
	Marine 1.5%
56,639	Alexander & Baldwin, Inc.	2,925,971

	Metals & Mining 2.2%
59,440	Arch Coal, Inc.	2,670,639
23,172	RTI International Metals, Inc. (a)	1,597,246
		4,267,885
	Multi-Utilities & Unregulated Power 1.4%
98,780	MDU Resources Group, Inc.	2,727,316

	Oil & Gas 1.2%
56,130	Cabot Oil & Gas Corp.	2,265,968

	Paper & Forest Products 1.6%
63,507	Rayonier Inc.	3,000,071

	Pharmaceuticals 1.4%
49,370	Barr Pharmaceuticals Inc. (a)	2,621,547

	Real Estate 5.7%
169,809	Annaly Mortgage Management, Inc.	3,087,128
59,435	Corporate Office Properties Trust	1,872,202
58,339	Forest City Enterprises, Inc. - Class A	2,592,585
95,260	The St. Joe Co.	3,382,683
		10,934,598

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.8% (continued)
	Semiconductor & Semiconductor Equipment 1.4%
33,853	Cypress Semiconductor Corp. (a)	$1,219,724
40,351	Varian Semiconductor Equipment Associates, Inc. (a)	1,492,987
		2,712,711
	Software 4.9%
196,805	Cadence Design Systems, Inc. (a)	3,347,653
42,241	Citrix Systems, Inc. (a)	1,605,580
75,909	Manhattan Associates, Inc. (a)	2,000,961
137,903	Parametric Technology Corp. (a)	2,461,569
		9,415,763
	Specialty Retail 3.0%
52,634	Men’s Wearhouse, Inc.	1,420,065
100,093	O’Reilly Automotive, Inc. (a)	3,246,016
32,440	Tractor Supply Co. (a)	1,165,894
		5,831,975
	Textiles, Apparel & Luxury Goods 1.3%
100,575	Wolverine World Wide, Inc.	2,466,099

	Thrifts & Mortgage Finance 1.0%
95,630	Washington Federal, Inc.	2,018,749

	Trading Companies & Distributors 1.0%
22,320	W.W. Grainger, Inc.	1,953,446

	Water Utilities 1.4%
124,625	Aqua America, Inc.	2,642,050

	Total Common Stocks
	(Cost $176,700,106)	188,720,126

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENT 0.5%
	Variable Rate Demand Note (c) 0.5%
$877,278	U.S. Bank, N.A., 4.605%, 12/31/2031	$877,278

	Total Short-Term Investment
	(Cost $877,278)	877,278

	Total Investments 98.3%
	(Cost $177,577,384)	189,597,404

	Other Assets in Excess of Liabilities 1.7%	3,371,073

	TOTAL NET ASSETS 100.0%	$192,968,477

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

Assets:
Investments at value (cost $177,577,384)	$189,597,404
Cash	13,055
Interest and dividend receivable	201,653
Receivable for investments sold	4,471,038
Other assets	19,158
Total assets	194,302,308

Liabilities:
Payable for investments purchased	999,334
Payable for Fund shares purchased	149,017
Accrued investment advisory fee	138,189
Accrued expenses	47,291
Total liabilities	1,333,831
Net Assets	$192,968,477

Net Assets Consist of:
Paid in capital	$179,006,172
Accumulated net realized gain	1,942,285
Net unrealized appreciation on investments	12,020,020
Net Assets	$192,968,477

Capital Stock, $0.01 Par Value
Authorized	50,000,000
Issued and outstanding	16,435,672
Net Asset Value, Redemption Price and Offering Price Per Share	$11.74

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
STATEMENT OF OPERATIONS

Six Months Ended
December 31, 2007
(Unaudited)
Investment Income:
Dividends(1)	$876,501
Interest	182,978
1,059,479

Expenses:
Investment advisory fees (Note 3)	825,597
Fund administration and accounting fees	33,968
Audit fees	18,489
Federal and state registration fees	14,482
Legal fees	12,120
Custody fees	8,868
Shareholder servicing fees	6,616
Directors’ fees and related expenses	3,790
Reports to shareholders	3,564
Compliance support expenses	3,517
Other	2,162
Total expenses before waiver	933,173
Waiver of expenses by Adviser (Note 3)	(10,447)
Net expenses	922,726
Net Investment Income	136,753

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments	11,402,030
Change in net unrealized
appreciation/depreciation on investments	(18,115,392)
Net Realized and Unrealized
Loss on Investments	(6,713,362)
Net Decrease in Net Assets
Resulting from Operations	$(6,576,609)

(1)	Net of $1,803 in foreign witholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income	$136,753	$173,395
Net realized gain on investments	11,402,030	8,354,738
Change in net unrealized
appreciation/depreciation on investments	(18,115,392)	27,486,376
Net increase (decrease) in net assets
resulting from operations	(6,576,609)	36,014,509

Distributions
Paid From:
Net investment income	(329,765)	(64,902)
Net realized gain on investments	(17,799,376)	(2,103,711)
Net decrease in net assets resulting
from distributions paid	(18,129,141)	(2,168,613)

Capital Share
Transactions:
Shares sold	20,208,388	56,990,350
Shares issued to holders in
reinvestment of distributions	16,459,234	1,884,048
Shares redeemed	(12,417,560)	(32,354,509)
Net increase in net assets resulting
from capital share transactions	24,250,062	26,519,889

Total Increase (Decrease) in Net Assets	(455,688)	60,365,785

Net Assets:
Beginning of period	193,424,165	133,058,380
End of period
(includes undistributed net investment income
of $0 and $186,635, respectively)	$192,968,477	$193,424,165

The accompanying notes are an integral part of these financial statements.

Frontegra IronBridge SMID Fund
FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year	Year	Period
	December 31,	Ended	Ended	Ended
	2007	June 30,	June 30,	June 30,
	(Unaudited)	2007	2006	2005(1)
Net Asset Value,
Beginning of Period	$13.36	$11.07	$10.00	$10.00

Income (Loss)
from Investment
Operations:
Net investment income	0.01	0.01	0.06 (5)	0.04 (5)
Net realized and unrealized
gain (loss) on investments	(0.46)	2.43	1.04	(0.04)
Total Income (Loss) from
Investment Operations	(0.45)	2.44	1.10	0.00

Less Distributions
Paid:
From net investment income	(0.02)	— (6)	(0.03)	—
From net realized gain on investments	(1.15)	(0.15)	—	—
Total Distributions Paid	(1.17)	(0.15)	(0.03)	—

Net Asset Value, End of Period	$11.74	$13.36	$11.07	$10.00
Total Return(2)	(3.28)%	22.25%	11.02%	0.00%

Supplemental Data
and Ratios:
Net assets, end of period
(in thousands)	$192,968	$193,424	$133,058	$41,638
Ratio of expenses to
average net assets(3)(4)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to
average net assets(3)(4)	0.22%	0.10%	0.28%	0.89%
Portfolio turnover rate(2)	47%	71%	91%	44%

(1)	Commenced operations on December 31, 2004.
(2)	Not annualized for periods less than a full year.
(3)
Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.96%, 0.98%, 1.08% and 1.49% and the ratio of net investment income to average net assets would have been 0.21%, 0.07%, 0.15% and 0.35% for the periods ended December 31, 2007, June 30, 2007, June 30, 2006 and June 30, 2005, respectively.

(4)	Annualized for periods less than a full year.
(5)	Per share net investment income has been calculated using the daily average share method.
(6)	Less than one cent per share.

The accompanying notes are an integral part of these financial statements.

FRONTEGRA
NEW STAR INTERNATIONAL
EQUITY FUND

REPORT FROM NEW STAR
INSTITUTIONAL MANAGERS LIMITED:

Dear Shareholders:

The Frontegra New Star International Equity Fund strives to achieve capital appreciation by investing in a diversified portfolio of securities of large- and mid-cap companies located outside the United States.  The objective is relative to and measured against the Morgan Stanley EAFE Index.

Performance Review

The Frontegra New Star International Equity Fund returned 0.85%, net of fees, for the six month period ending December 31, 2007.  The funds return outperformed the 0.51% return of its benchmark, the MSCI EAFE Index.

Executive Summary

Large cap. international equities showed only modest falls in the face of the credit crisis for the second consecutive quarter.  Losses for U.S. investors were mitigated further by weakness of the US$.  Excess liquidity in financial markets is high, whether we look at broad money growth, or the actions of central banks to pump cash into the interbank markets over the year end.

The last time central banks were so generous occurred over Y2K, leading to the TMT blow off top.  We do not view it as merely a coincidence that the current speculation of choice, commodities, are roaring up in price while other cyclical sectors and indicators are rolling over.

Whether oil and gold prices meet the same fate as internet start-ups depends, for us, on whether the central banks withdraw their liquidity provision in the New Year, as in 2000.  In which case, the worse the position of the commercial banks and the more help they are perceived to need, the better for commodities and US$linked emerging markets.

Our perception is that banks are in need of plenty of help.  The securitised debt markets are hardly functioning, and that is the case for a wide range of credit sectors, not just US sub-prime residential.  The best hope for a resolution of this situation is for sovereign wealth funds to start buying securitised debt as well as US investment bank equity; but no one wants to be first.

We believe that 2007Q3 was a peak for corporate profits in general and for financials in particular.  What sort of decline comes next depends on the extent and efficacy of the ease in monetary policy.  A modest fall in profitability, such as experienced in 1998/9, would not be harmful to equities; a 2001/02 experience would be more painful.

Pressure on the US dollar remains.  Any further easing by the Federal Reserve is not going to be matched by the Europeans, at least not in the short term.  A valuation case can increasingly be made but that looks likely in the second half of 2008 at best.

Portfolio Outlook and Strategy

International equities fell 3.3% in local currency terms, mitigated by further US$weakness to -2.0% for US investors; another resilient performance given the freeze in securitised debt markets.

Large cap equities have derived support from the very easy liquidity conditions in financial markets, as monetary authorities try to buy time for the banking sector to sort out their mess.  The US$500bn injection into short term interbank markets by the ECB at the year end is the most spectacular example of this.  Longer term support is also forthcoming from sovereign wealth funds providing fresh equity, on very favourable terms, into global investment banks.

The major equity indices also been helped by modest headline valuations, based on current high profitability, and here is the key issue for 2008.  Will the coming fall in corporate profits be of the modest 1998/99 type, cushioned by effective easing of monetary policy; or are we facing a 1991/92 or 2001/02 fall of 20%+?  The answer will determine whether equities can trade sideways to up with sector rotation within that, or whether markets will face prolonged falls.

Evidence from activity indicators and corporate profit estimates favour a benign fall in profits, of perhaps 0-5%.  The vibrancy of emerging market growth is enough to offset slower sales in debt dependent Anglo Saxon markets.  Central banks are doing what they can to counteract the credit squeeze emanating from the commercial banking seizure.  But it is the withdrawal of credit by the commercial banking system that poses the greatest risk to profits.

We have moved the portfolio further underweight the European commercial banks. U.S. sub-prime mortgage exposure is now well priced into the sector, but not the wider implications for the business of debt securitisation.  Bank managements have lost credibility after years of assuring investors that risk from the credit bubble they created had been passed out of the banking system.  The hard facts are that the risk has reverted back onto their balance sheets and they did not see it coming.  We continue to favour Asian financials and property in particular, as these businesses benefit from the ease of US monetary policy, transmitted through their exchange rate pegs to the US$.

Energy is an overweight position as profitability in the oil majors stays at super-high levels and earnings upgrades have reappeared in the UK and Europe.  IT is over-represented and we believe that the stocks we have in this idiosyncratic sector have good prospects.  Media is another long held overweight, concentrated on the publishing franchises rather than the advertising reliant stocks.  Pharmaceuticals remain at modestly overweight.

Utilities do not show well on our ROIC analysis and do not often feature on the portfolio.  Consumer staples are also underweighted as valuations are not attractive for the returns achieved and their flat earnings revisions profiles.

The cyclical combination of industrials and materials are represented at par weight as strength from emerging market demand counteracts possible falls elsewhere.  The international miners are maintaining very high profit levels and now have the added spice of takeover activity.  Telecoms are also up to level weight, reflecting good earnings upgrades in a number of territories.

Geographically, Asia and emerging markets are favoured over the UK and Japan.  The Tokyo equity market has once again disappointed investors with a lacklustre performance.  The lack of Japanese monetary growth restrains us from further investment in a market where we can find a number of attractive situations.

Richard Lewis
New Star Institutional Managers Limited

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

*   1/08/04 commencement of operations.

Portfolio Total Return**
FOR THE PERIOD ENDED 12/31/07

SIX MONTHS	0.85%

ONE YEAR	14.34%

THREE YEAR	15.03%

SINCE COMMENCEMENT
AVERAGE ANNUAL	14.29%

This chart assumes an initial gross investment of $100,000 made on 1/08/04 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.  To receive current to the most recent month-end performance, please call 1-888-825-2100.

The Morgan Stanley Capital International EAFE Index measures the overall performance of stock markets in 21 countries within Europe, Australasia and the Far East.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in the index is not possible.

**	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Frontegra New Star International Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.3%
	Australia 7.1%
1,024,261	Axa Asia Pacific Holdings Ltd.	$6,637,205
244,725	Orica Ltd.	6,822,449
262,800	QBE Insurance Group Ltd.	7,693,238
149,436	Rio Tinto Ltd.	17,575,843
320,369	Santos Ltd.	3,971,946
132,014	Woodside Petroleum Ltd.	5,840,938
		48,541,619
	Belgium 1.2%
92,200	Delhaize Group	8,115,034

	Finland 2.8%
156,900	Fortum Oyj	7,067,692
305,200	Nokia Oyj	11,833,712
		18,901,404
	France 15.8%
52,000	Alstom	11,175,929
104,800	Arcelor Mittal	8,149,936
63,311	Bouygues SA	5,276,148
83,209	Carrefour SA	6,483,044
77,754	Compagnie Generale des Etablissements Michelin - Class B	8,923,913
60,734	LVMH Moet Hennessy Louis Vuitton SA	7,341,677
52,649	PPR	8,467,316
176,066	Publicis Groupe	6,893,647
87,100	Sanofi-Aventis	8,020,173
105,180	Technip SA	8,380,938
160,676	Total SA	13,350,318
18,800	Vallourec SA	5,089,141
221,809	Vivendi	10,176,421
		107,728,601
	Germany 8.6%
38,100	Allianz AG	8,241,436
161,600	Arcandor (a)	3,836,987
82,900	DaimlerChrysler AG	8,060,076
56,100	Deutsche Bank AG	7,332,690
175,055	Deutsche Telekom AG	3,844,213
51,777	E.ON AG	11,021,263

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.3% (continued)
	Germany 8.6% (continued)
133,681	Gea Group AG (a)	$4,651,677
53,300	Siemens AG	8,483,176
118,317	Symrise AG (a)	3,335,164
		58,806,682
	Greece 1.2%
219,212	Alpha Bank A.E.	7,980,436

	Hong Kong 6.0%
872,000	The Bank of East Asia, Ltd.	5,966,245
373,000	Cheung Kong (Holdings) Ltd.	6,898,017
290,000	China Mobile Ltd.	5,128,761
36,964	China Mobile (Hong Kong) Ltd. - ADR	3,211,063
1,600,000	Hang Lung Properties Ltd.	7,243,440
325,000	Sun Hung Kai Properties Ltd.	6,902,301
885,000	Television Broadcasts Ltd.	5,317,446
		40,667,273
	Italy 2.1%
229,381	Eni SPA	8,400,945
749,199	UniCredito Italiano SPA	6,221,691
		14,622,636
	Japan 17.9%
449,000	The Bank of Yokohama, Ltd.	3,151,018
524	East Japan Railway Co.	4,324,648
79,600	Fanuc Ltd.	7,752,298
402,000	Fujitsu, Ltd.	2,709,627
226,900	Hitachi Construction Machinery Co., Ltd.	6,804,055
633	Inpex Holdings, Inc.	6,856,107
418,000	Isetan Co. Ltd.	5,683,588
202,000	Kao Corp.	6,075,460
343,700	Mitsubishi Corp.	9,414,331
512,000	Mitsubishi Tokyo Financial Group, Inc.	4,798,496
338,000	Mitsui Fudosan Co., Ltd.	7,352,101
96,900	Murata Manufacturing Co., Ltd.	5,620,660
436,000	Nippon Electric Glass Co., Ltd.	7,126,492
411,800	Nomura Holdings, Inc.	6,985,284
128,800	Nomura Research Institute Ltd.	4,242,797

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.3% (continued)
	Japan 17.9% (continued)
630,000	Sekisui House, Ltd.	$6,812,335
120,900	Shin-Etsu Chemical Co., Ltd.	7,597,171
1,249,000	Sumitomo Metal Industries, Ltd.	5,802,542
179,700	Toyota Motor Corp.	9,715,687
139,300	Yamaha Motor Co., Ltd.	3,372,927
		122,197,624
	Netherlands 3.4%
252,675	ASML Holding NV (a)	8,001,726
189,600	ING Groep NV	7,415,237
232,505	Wolters Kluwer NV	7,641,728
		23,058,691
	Russia 1.7%
88,658	LUKOIL - ADR	7,491,601
434,777	VTB Bank OJSC - GDR (a)	4,434,725
		11,926,326
	Singapore 1.2%
989,000	Capitaland Ltd.	4,307,916
356,000	Great Eastern Holdings Ltd.
	(Acquired Multiple Dates, Cost $3,058,534) (b)	4,105,457
		8,413,373
	Spain 2.8%
202,206	Indra Sistemas, SA	5,492,913
415,400	Telefonica SA	13,495,019
		18,987,932
	Sweden 1.0%
184,300	Skanska AB	3,478,865
1,573,000	Telefonaktiebolaget LM Ericsson - Class B	3,694,476
		7,173,341
	Switzerland 7.2%
181,400	Credit Suisse Group	10,911,399
75,700	Holcim Ltd.	8,110,595
198,598	Novartis AG	10,893,376
63,000	Roche Holding AG	10,884,423
28,938	Zurich Financial Services AG	8,498,772
		49,298,565

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.3% (continued)
	Taiwan 0.6%
389,437	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	$3,878,793

	United Kingdom 16.7%
445,800	Aviva plc	5,972,279
716,000	BAE Systems plc	7,097,858
499,282	Barclays plc	5,009,120
590,394	BP plc	7,227,731
567,000	British Sky Broadcasting Group plc	6,986,484
332,900	easyJet plc (a)	4,065,494
469,100	GlaxoSmithKline plc	11,943,206
109,686	Johnson Matthey plc	4,107,002
2,764,780	Legal & General Group plc	7,187,679
408,495	National Grid plc	6,781,687
83,521	Rio Tinto plc	8,839,899
827,084	Rolls-Royce Group plc	8,989,328
195,300	Royal Dutch Shell plc - Class A	8,206,830
301,618	Scottish & Newcastle plc	4,451,982
205,333	Smiths Group plc	4,140,503
2,957,815	Vodafone Group plc	11,057,362
131,864	Wolseley plc	1,947,669
		114,012,113
	Total Common Stocks
	(Cost $543,004,818)	664,310,443

	Total Investments 97.3%
	(Cost $543,004,818)	664,310,443

	Other Assets in Excess of Liabilities 2.7%	18,727,906

	TOTAL NET ASSETS 100.0%	$683,038,349

(a)	Non-Income Producing.
(b)	Restricted Security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

As of December 31, 2007, the currency diversification as a percentage of net assets was as follows:
European Monetary Unit	37.9%
Japanese Yen	17.9
British Pounds	16.7
Swiss Francs	7.2
Australian Dollars	7.1
Hong Kong Dollars	6.0
Other	7.2 *
100.0%

*	None of the remaining currencies (comprised of four other currencies) exceeds 5.0% each of net assets.

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
PORTFOLIO DIVERSIFICATION
December 31, 2007 (Unaudited)

	Value	Percentage
Aerospace/Defense	$16,087,186	2.4%
Airlines	4,065,494	0.6
Auto Components	8,923,913	1.3
Automobiles	21,148,690	3.1
Beverages	4,451,982	0.7
Capital Markets	25,229,373	3.7
Chemicals	21,861,786	3.2
Commercial Banks	37,561,732	5.5
Communications Equipment	15,528,188	2.3
Computers & Peripherals	2,709,627	0.4
Construction & Engineering	3,478,865	0.5
Construction Materials	8,110,595	1.2
Diversified Financial Services	7,415,237	1.1
Diversified Telecommunication Services	17,339,231	2.5
Electric Utilities	18,088,955	2.7
Electronic Equipment & Instruments	23,923,080	3.5
Energy Equipment & Services	8,380,938	1.2
Food & Staples Retailing	14,598,078	2.1
Household Durables	6,812,335	1.0
Household Products	6,075,460	0.9
Industrial Conglomerates	12,623,680	1.8
Information Technology Services	9,735,709	1.4
Insurance	48,336,067	7.1
Machinery	24,297,172	3.6
Media	37,015,724	5.4
Metals & Mining	40,368,221	5.9
Multiline Retail	17,987,890	2.6
Multi-Utilities	6,781,687	1.0
Oil, Gas & Consumable Fuels	61,346,416	9.0
Pharmaceuticals	41,741,179	6.1
Real Estate Management & Development	32,703,776	4.8
Road & Rail	4,324,648	0.6
Semiconductors & Semiconductor Equipment	11,880,518	1.7
Textiles, Apparel & Luxury Goods	7,341,677	1.1
Trading Companies & Distributors	11,362,000	1.7
Wireless Telecommunication Services	24,673,334	3.6
Total Common Stocks	664,310,443	97.3
Total Investments	664,310,443	97.3
Other Assets, Less Liabilities	18,727,906	2.7
Total Net Assets	$683,038,349	100.0%

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

Assets:
Investments at value (cost $543,004,818)	$664,310,443
Foreign currencies at value (cost $5,609,259)	5,660,786
Interest and dividend receivable	1,091,360
Receivable for investments sold	17,889,332
Receivable for Fund shares sold	50,041
Other assets	21,261
Total assets	689,023,223

Liabilities:
Payable to custodian	4,966,257
Payable for Fund shares purchased	533,197
Accrued investment advisory fee	399,087
Accrued expenses	86,333
Total liabilities	5,984,874
Net Assets	$683,038,349

Net Assets Consist of:
Paid in capital	$554,354,570
Undistributed net realized gain	7,247,096
Net unrealized appreciation on:
Investments	121,305,625
Foreign currency	131,058
Net Assets	$683,038,349

Capital Stock, $0.01 Par Value
Authorized	100,000,000
Issued and outstanding	46,230,899
Net Asset Value, Redemption Price and Offering Price Per Share	$14.77

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
STATEMENT OF OPERATIONS

Six Months Ended
December 31, 2007
(Unaudited)
Investment Income:
Dividends(1)	$4,524,988
Interest	38,212
4,563,200

Expenses:
Investment advisory fees (Note 3)	3,404,571
Custody fees	244,226
Fund administration and accounting fees	116,840
Federal and state registration fees	17,140
Audit fees	16,882
Shareholder servicing fees	12,684
Legal fees	11,548
Reports to shareholders	8,924
Directors’ fees and related expenses	3,940
Compliance support expenses	3,517
Other	8,447
Total expenses before waiver	3,848,719
Waiver of expenses by Adviser (Note 3)	(1,160,900)
Net expenses	2,687,819
Net Investment Income	1,875,381

Realized and Unrealized
Gain (Loss) on Investments:
Realized gain on:
Investments	26,286,856
Foreign currency transactions	480,847
Change in net unrealized appreciation/depreciation on:
Investments	(23,226,936)
Foreign currency translation	99,426
Net Realized and Unrealized Gain on Investments	3,640,193
Net Increase in Net Assets Resulting from Operations	$5,515,574

(1)	Net of $352,007 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income	$1,875,381	$9,777,408
Net realized gain on:
Investments	26,286,856	36,652,409
Foreign currency transactions	480,847	722,655
Change in net unrealized appreciation/depreciation on:
Investments	(23,226,936)	99,800,538
Foreign currency translation	99,426	(31,386)
Net increase in net assets resulting from operations	5,515,574	146,921,624

Distributions
Paid From:
Net investment income	(10,852,936)	(8,904,855)
Net realized gain on investments	(50,797,918)	(10,220,846)
Net decrease in net assets resulting
from distributions paid	(61,650,854)	(19,125,701)

Capital Share
Transactions:
Shares sold	14,993,885	119,965,159
Shares issued to holders in
reinvestment of distributions	56,429,837	16,269,562
Shares redeemed	(44,870,364)	(82,731,619	)(1)
Net increase in net assets resulting
from capital share transactions	26,553,358	53,503,102

Total Increase (Decrease) in Net Assets	(29,581,922)	181,299,025

Net Assets:
Beginning of period	712,620,271	531,321,246
End of period
(includes undistributed net investment income
of $0 and $8,461,283, respectively)	$683,038,349	$712,620,271
(1)	Net of redemption fees of $476 for the year ended June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Frontegra New Star International Equity Fund
FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year	Year	Year	Period
	December 31,	Ended	Ended	Ended	Ended
	2007	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2007	2006	2005	2004(1)
Net Asset Value,
Beginning of Period	$16.11	$13.08	$11.07	$10.03	$10.00

Income (Loss)
from Investment
Operations:
Net investment income	0.05	0.25	0.31 (5)	0.21 (5)	0.09	(5)
Net realized and unrealized
gain (loss) on investments	0.04	3.25	1.81	0.87	(0.08)
Total Income from
Investment Operations	0.09	3.50	2.12	1.08	0.01

Less Distributions
Paid:
From net investment income	(0.25)	(0.22)	(0.07)	(0.01)	—
From net realized gain on investments	(1.18)	(0.25)	(0.04)	(0.03)	—
Total Distributions Paid	(1.43)	(0.47)	(0.11)	(0.04)	—

Payment by Affiliates	—	—	—	—	0.02
Net Asset Value, End of Period	$14.77	$16.11	$13.08	$11.07	$10.03
Total Return(2)	0.85%	27.12%	19.27%	10.87%	0.30	%(6)

Supplemental Data
and Ratios:
Net assets, end of period
(in thousands)	$683,038	$712,620	$531,321	$137,478	$12,130
Ratio of expenses to
average net assets(3)(4)	0.75%	0.75%	0.75%	0.95%	0.95%
Ratio of net investment income to
average net assets(3)(4)	0.52%	1.62%	1.94%	1.96%	2.01%
Portfolio turnover rate(2)	27%	62%	35%	44%	17%

(1)	Commenced operations on January 8, 2004.
(2)	Not annualized for periods less than a full year.
(3)
Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.07%, 1.07%, 1.09%, 1.31% and 4.41% and the ratio of net investment income (loss) to average net assets would have been 0.20%, 1.30%, 1.60%, 1.60% and (1.45)% for the periods ended December 31, 2007, June 30, 2007, June 30, 2006, June 30, 2005 and June 30, 2004, respectively.

(4)	Annualized for periods less than a full year.
(5)	Per share net investment income has been calculated using the daily average share method.
(6)	During the period ended June 30, 2004, 0.20% of the Fund’s total return consists of a voluntary reimbursement by the Adviser. Excluding this item, total return would have been 0.10%.

The accompanying notes are an integral part of these financial statements.

FRONTEGRA
NETOLS SMALL CAP
VALUE FUND

REPORT FROM NETOLS ASSET
MANAGEMENT:

Dear Shareholders:

For the six months ended December 31, 2007, the Frontegra Netols Small Cap Value Fund – Institutional Class has outperformed the benchmark after fees, returning -4.64% compared to -13.08% for the Russell 2000 Value Index.

Portfolio Review

Continued credit tightening and reduced financial market liquidity were the dominant market factors during the second half of 2007.  Despite the Federal Reserve providing liquidity at auction to depository institutions, significant liquidity issues remain in other areas of the financial system.  Additionally, concerns over the health of the U.S. consumer were raised as a result of tighter credit, a downturn in the housing market, and oil approaching $100 per barrel.  As a result, consumer discretionary and financial sectors underperformed.  As investors looked to sectors less impacted by the domestic economy, energy and health care outperformed.

Positive Contributions to Relative Performance in the second half of 2007:

Stock selection in energy and materials sectors

Overweight in energy and health care sectors

Underweight in financial sector

Best performing stocks for the period: Terra Industries, DeVry, Robbins & Meyers, Whiting Petroleum, Mantech

Negative Contributions to Relative Performance in the second half of 2007:

Stock selection in consumer staples sector

Overweight in consumer discretionary sector

Worst performing stocks for the period: W Holding, Cott, Sturm Ruger, Casual Male, Diamond Management

Thank you for your continued support.

Jeff Netols
Netols Asset Management

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

*   12/16/05 commencement of operations.

Portfolio Total Return**
FOR THE PERIOD ENDED 12/31/07

SIX MONTHS	(4.64)%

ONE YEAR	7.08%

SINCE COMMENCEMENT
AVERAGE ANNUAL	10.87%

This chart assumes an initial gross investment of $100,000 made on 12/16/05 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.  To receive current to the most recent month-end performance, please call 1-888-825-2100.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in the index is not possible.

**	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9%
	Aerospace & Defense 4.4%
7,202	American Science & Engineering, Inc.	$408,713
5,174	BE Aerospace, Inc. (a)	273,705
6,109	Ceradyne, Inc. (a)	286,695
		969,113

	Auto Components 1.2%
10,237	Tenneco Automotive, Inc. (a)	266,879

	Automobiles 0.7%
24,967	Fleetwood Enterprises, Inc. (a)	149,303

	Beverages 2.1%
39,369	Cott Corp. (a)(b)	262,198
21,019	MGP Ingredients, Inc.	197,999
		460,197

	Chemicals 3.0%
13,396	Terra Industries Inc. (a)	639,793

	Commercial Banks 3.0%
8,062	East West Bancorp, Inc.	195,342
13,899	UCBH Holdings, Inc.	196,810
5,797	Westamerica Bancorporation	258,256
		650,408
	Commercial Services & Supplies 4.8%
22,246	Corinthian Colleges, Inc. (a)	342,588
7,309	DeVry, Inc.	379,776
7,070	Diamond Management & Technology Consultants, Inc.	51,399
7,639	School Specialty, Inc. (a)	263,927
		1,037,690
	Construction & Engineering 1.6%
30,424	ENGlobal Corp. (a)	345,617

	Diversified Financial Services 0.8%
4,542	GATX Corp.	166,601

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9% (continued)
	Diversified Telecommunication Services 1.8%
25,548	Alaska Communications Systems Group Inc.	$383,220

	Electrical Equipment 5.8%
5,361	Acuity Brands, Inc.	241,245
26,775	C&D Technologies, Inc. (a)	176,983
7,054	General Cable Corp. (a)	516,917
17,264	LSI Industries, Inc.	314,205
		1,249,350
	Electronic Equipment & Instruments 0.8%
18,352	GTSI Corp. (a)	181,501

	Energy Equipment & Services 1.2%
12,045	Global Industries, Ltd. (a)	258,004

	Food Products 1.5%
15,464	Lance, Inc.	315,775

	Health Care Equipment & Services 1.5%
16,327	PSS World Medical, Inc. (a)	319,519

	Health Care Equipment & Supplies 11.4%
6,410	Haemonetics Corp. (a)	403,958
8,669	ICU Medical, Inc. (a)	312,171
17,176	Medical Action Industries Inc. (a)	358,120
5,641	Mentor Corp.	220,563
32,916	Merit Medical Systems, Inc. (a)	457,532
6,321	SurModics, Inc. (a)	343,041
5,571	Varian, Inc. (a)	363,786
		2,459,171
	Health Care Providers & Services 3.3%
18,269	Gentiva Health Services, Inc. (a)	347,842
5,981	Sunrise Senior Living, Inc. (a)	183,497
13,278	U.S. Physical Therapy, Inc. (a)	190,805
		722,144

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9% (continued)
	Household Durables 1.5%
33,912	Champion Enterprises, Inc. (a)	$319,451

	Insurance 2.0%
6,716	Hanover Insurance Group Inc.	307,593
4,621	Stewart Information Services Corp.	120,562
		428,155
	IT Services 3.6%
7,598	CACI International Inc. - Class A (a)	340,162
9,714	Mantech International Corp. - Class A (a)	425,668
		765,830
	Machinery 6.0%
6,410	IDEX Corp.	231,593
9,008	Robbins & Myers, Inc.	681,275
10,938	Wabtec Corp.	376,705
		1,289,573
	Marine 3.1%
5,626	Alexander & Baldwin, Inc.	290,639
15,358	General Maritime Corp. (b)	375,503
		666,142
	Media 1.6%
8,146	Arbitron Inc.	338,629

	Metals & Mining 4.3%
6,202	Brush Engineered Materials, Inc. (a)	229,598
9,483	Commercial Metals Co.	279,274
10,261	Compass Minerals International, Inc.	420,701
		929,573
	Multiline Retail 2.3%
28,638	99 Cents Only Stores (a)	227,958
27,419	Fred’s, Inc. - Class A	264,045
		492,003
	Oil & Gas 6.1%
11,069	Encore Acquisition Co. (a)	369,373
8,819	Forest Oil Corp. (a)	448,358

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9% (continued)
	Oil & Gas 6.1% (continued)
8,694	Whiting Petroleum Corp. (a)	$501,296
		1,319,027
	Oil, Gas & Consumable Fuels 3.8%
8,974	Foundation Coal Holdings, Inc.	471,135
63,701	International Coal Group, Inc. (a)	341,437
		812,572
	Personal Products 2.0%
5,759	Chattem, Inc. (a)	435,035

	Pharmaceuticals 2.9%
10,001	K-V Pharmaceutical Co. - Class A (a)	285,429
14,177	Par Pharmaceutical Companies, Inc. (a)	340,248
		625,677
	Real Estate 5.5%
14,709	Arbor Realty Trust, Inc.	236,962
19,474	Cedar Shopping Centers Inc.	199,219
7,250	First Industrial Realty Trust, Inc.	250,850
5,119	Mid-America Apartment Communities, Inc.	218,837
13,253	Sun Communities, Inc.	279,241
		1,185,109
	Software 1.4%
16,935	EPIQ Systems, Inc. (a)	294,838

	Specialty Retail 0.7%
29,678	Casual Male Retail Group Inc. (a)	153,732

	Textiles, Apparel & Luxury Goods 1.4%
15,404	Carter’s, Inc. (a)	298,067

	Thrifts & Mortgage Finance 0.8%
7,637	MGIC Investment Corp.	171,298

	Total Common Stocks
	(Cost $19,724,178)	21,098,996

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENT 2.2%
	Investment Company 2.2%
477,963	Fidelity Institutional Money Market Portfolio	$477,963

	Total Short-Term Investment
	(Cost $477,963)	477,963

	Total Investments 100.1%
	(Cost $20,202,141)	21,576,959

	Liabilities in Excess of Other Assets (0.1)%	(12,804)

	TOTAL NET ASSETS 100.0%	$21,564,155

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

Assets:
Investments at value (cost $20,202,141)	$21,576,959
Interest and dividend receivable	15,111
Receivable for Fund shares sold	11,396
Other assets	16,775
Total assets	21,620,241

Liabilities:
Accrued investment advisory fee	22,494
Distribution fees	459
Shareholder servicing fees	368
Accrued expenses	32,765
Total liabilities	56,086
Net Assets	$21,564,155

Net Assets Consist of:
Paid in capital	$20,451,639
Accumulated net realized loss	(262,302)
Net unrealized appreciation on investments	1,374,818
Net Assets	$21,564,155

Capital Stock, $0.01 Par Value
Authorized	50,000,000

Institutional Class:
Net Assets	$20,487,488
Issued and outstanding	1,691,500
Net Asset Value, Redemption Price and Offering Price Per Share	$12.11

Class Y:
Net Assets	$1,076,667
Issued and outstanding	88,908
Net Asset Value, Redemption Price and Offering Price Per Share	$12.11

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
STATEMENT OF OPERATIONS

Six Months Ended
December 31, 2007
(Unaudited)
Investment Income:
Dividends(1)	$89,190
Interest	14,122
103,312

Expenses:
Investment advisory fees (Note 3)	96,304
Distribution fees - Class Y (Note 8)	459
Shareholder servicing fees - Class Y (Note 8)	368
Legal fees	12,332
Audit fees	11,446
Fund administration and accounting fees	9,160
Custody fees	5,752
Federal and state registration fees	3,954
Shareholder servicing fees	3,808
Directors’ fees and related expenses	3,690
Compliance support expenses	3,517
Reports to shareholders	1,876
Total expenses before waiver and reimbursement	152,666
Waiver and reimbursement of expenses by Adviser (Note 3)	(45,904)
Net expenses	106,762
Net Investment Loss	(3,450)

Realized and Unrealized
Loss on Investments:
Net realized loss on investments	(255,042)
Change in net unrealized
appreciation/depreciation on investments	(687,560)
Net Realized and Unrealized
Loss on Investments	(942,602)
Net Decrease in Net Assets
Resulting from Operations	$(946,052)

(1)	Net of $459 in foreign witholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income (loss)	$(3,450)	$34,681
Net realized gain (loss) on investments	(255,042)	303,294
Change in net unrealized appreciation/
depreciation on investments	(687,560)	2,313,934
Net increase (decrease) in net assets
resulting from operations	(946,052)	2,651,909

Distributions Paid to Institutional
Class Shareholders From:
Net investment income	(34,466)	—
Net realized gain on investments	(251,672)	(55,832)
Net decrease in net assets resulting
from distributions paid	(286,138)	(55,832)

Distributions Paid to Class Y
Shareholders From:
Net investment income	(1,500)	—
Net realized gain on investments	(13,294)	—
Net decrease in net assets resulting
from distributions paid	(14,794)	—

Capital Share
Transactions:
Shares sold	5,884,465	7,964,269
Shares issued to holders in
reinvestment of distributions	273,586	55,832
Shares redeemed	(714,692)	(976,290)
Net increase in net assets resulting
from capital share transactions	5,443,359	7,043,811

Total Increase in Net Assets	4,196,375	9,639,888

Net Assets:
Beginning of period	17,367,780	7,727,892
End of period
(includes accumulated net investment income
of $0 and $35,966, respectively)	$21,564,155	$17,367,780

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
FINANCIAL HIGHLIGHTS

	Institutional Class
	Six Months
	Ended	Year	Period
	December 31,	Ended	Ended
	2007(6)	June 30,	June 30,
	(Unaudited)	2007	2006(1)
Net Asset Value,
Beginning of Period	$12.88	$10.29	$10.00

Income (Loss)
from Investment
Operations:
Net investment income (loss)	(0.01)	0.03	— (5)
Net realized and unrealized
gain (loss) on investments	(0.59)	2.62	0.29
Total Income (Loss) from
Investment Operations	(0.60)	2.65	0.29

Less Distributions
Paid:
From net investment income	(0.02)	—	—
From net realized gain on investments	(0.15)	(0.06)	—
Total Distributions Paid	(0.17)	(0.06)	—

Net Asset Value, End of Period	$12.11	$12.88	$10.29
Total Return(2)	(4.64)%	25.81%	2.90%

Supplemental Data
and Ratios:
Net assets, end of period
(in thousands)	$20,487	$17,368	$7,728
Ratio of expenses to
average net assets(3)(4)	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to
average net assets(3)(4)	(0.03)%	0.30%	0.05%
Portfolio turnover rate(2)	21%	49%	41%

(1)	Commenced operations on December 16, 2005.
(2)	Not annualized for periods less than a full year.
(3)
Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.58%, 2.10% and 4.59% and the ratio of net investment loss to average net assets would have been (0.51)%, (0.70)% and (3.44)% for the periods ended December 31, 2007, June 30, 2007 and June 30, 2006, respectively.

(4)	Annualized for periods less than a full year.
(5)	Less than one cent per share.
(6)	On November 1, 2007, shares were designated as Institutional Class.

The accompanying notes are an integral part of these financial statements.

Frontegra Netols Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Class Y
Period
Ended
December 31,
2007(1)
(Unaudited)
Net Asset Value,
Beginning of Period	$12.54

Income (Loss)
from Investment
Operations:
Net investment income	0.02
Net realized and unrealized
loss on investments	(0.28)
Total Loss from
Investment Operations	(0.26)

Less Distributions
Paid:
From net investment income	(0.02)
From net realized gain on investments	(0.15)
Total Distributions Paid	(0.17)

Net Asset Value, End of Period	$12.11
Total Return(2)	(2.09)%

Supplemental Data
and Ratios:
Net assets, end of period (in thousands)	$1,077
Ratio of expenses to average net assets(3)(4)	1.55%
Ratio of net investment income to average net assets(3)(4)	0.14%
Portfolio turnover rate(2)(5)	21%

(1)	Commenced operations on November 1, 2007.
(2)	Not annualized.
(3)
Net of waivers and reimbursements by Adviser.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.84% and the ratio of net investment loss to average net assets would have been (0.15)% for the period ended December 31, 2007.

(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Unaudited)

(1)	Organization

Frontegra Funds, Inc. (“Frontegra”) was incorporated on May 24, 1996 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. Frontegra consists of six series: the Frontegra Columbus Core Plus Fund (formerly Frontegra Total Return Bond Fund), the Frontegra  Columbus Core Fund (formerly Frontegra Investment Grade Bond Fund), the Frontegra IronBridge Small Cap Fund (formerly Frontegra Horizon Fund), the Frontegra IronBridge SMID Fund, the Frontegra New Star International Equity Fund and the Frontegra Netols Small Cap Value Fund (the “Funds”). The Frontegra Columbus Core Plus and Columbus Core Funds seek a high level of total return, consistent with the preservation of capital. The investment objective of the Frontegra IronBridge Small Cap Fund, the Frontegra IronBridge SMID Fund, the Frontegra New Star International Equity Fund and the Frontegra Netols Small Cap Value Fund is capital appreciation. The Frontegra Columbus Core Plus and Columbus Core Funds, sub-advised by Reams Asset Management Company, LLC (“Reams”), commenced operations on November 25, 1996 and February 23, 2001, respectively. The Frontegra IronBridge Small Cap and IronBridge SMID Funds, sub-advised by IronBridge Capital Management, L.P. (“IronBridge”), commenced operations on August 30, 2002 and December 31, 2004, respectively.  The Frontegra New Star International Equity Fund, sub-advised by New Star Institutional Managers Limited (“New Star”), commenced operations on January 8, 2004.  The Frontegra Netols Small Cap Value Fund – Institutional Class and the Netols Small Cap Value Fund – Class Y, sub-advised by Netols Asset Management, Inc. (“Netols”), commenced operations on December 16, 2005 and November 1, 2007, respectively.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(a)	Investment Valuation

Securities are stated at value. Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Securities (other than short-term investments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded.  Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. With respect to all Funds, all equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Shares of underlying mutual funds are valued at their respective NAVs. Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

exchange.  In certain countries market maker prices, usually the mean between the bid and ask prices, are used.  In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra New Star International Equity Fund.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value.  Securities maturing within 60 days or less when purchased are valued by the amortized cost method.  Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, IronBridge, New Star and Netols pursuant to guidelines established by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(b)	Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

Effective December 31, 2007 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109 “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

(c)	Distributions to Shareholders

Dividends from net investment income are usually declared and paid quarterly for the Frontegra Columbus Core Plus and Frontegra Columbus Core Funds and at least annually for the Frontegra IronBridge Small Cap Fund, Frontegra IronBridge SMID Fund, Frontegra New Star International Equity Fund and the Frontegra Netols Small Cap Value Fund. Distributions of net realized gains, if any, are declared and paid at least annually for all Funds.

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended December 31, 2007 and June 30, 2007 were as follows:

	Period Ended		Period Ended
	December 31, 2007		June 30, 2007
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Frontegra Columbus
Core Plus Fund	$13,949,274	$—	$14,405,929	$—
Frontegra Columbus
Core Fund	1,607,511	—	4,275,494	—
Frontegra IronBridge
Small Cap Fund	10,391,454	35,191,852	11,937,049	22,844,243
Frontegra IronBridge
SMIDFund	7,030,055	11,099,086	1,276,328	892,285
Frontegra New Star
International Equity Fund	31,026,819	30,624,035	13,562,503	5,563,199
Frontegra Netols
Small Cap Value
Fund – Institutional Class	136,422	149,716	54,889	943
Frontegra Netols Small Cap
Value Fund – Class Y(1)	6,886	7,908	—	—

(1)	Commenced operations on November 1, 2007.

As of June 30, 2007, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Frontegra		Frontegra
	Columbus	Frontegra	IronBridge
	Core	Columbus	Small Cap
	Plus Fund	Core Fund	Fund
Cost basis of investments for
federal income tax purposes	$386,713,274	$130,371,588	$329,523,507
Gross tax unrealized appreciation	$1,394,083	$64	$118,637,102
Gross tax unrealized depreciation	(5,974,518)	(1,449,795)	(14,230,223)
Net tax unrealized appreciation (depreciation)	(4,580,435)	(1,449,731)	104,406,879
Undistributed ordinary income	30,337	29,969	8,541,747
Undistributed long-term capital gain	—	—	10,589,156
Total distributable earnings	30,337	29,969	19,130,903
Other accumulated losses	(1,274,078)	(2,146,076)	—
Total accumulated earnings (losses)	$(5,824,176)	$(3,565,838)	$123,537,782

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

		Frontegra	Frontegra
	Frontegra	New Star	Netols
	IronBridge	International	Small Cap
	SMID Fund	Equity Fund	Value Fund
Cost basis of investments for
federal income tax purposes	$163,455,334	$554,468,973	$15,257,080
Gross tax unrealized appreciation	$34,146,238	$149,711,183	$2,763,162
Gross tax unrealized depreciation	(4,011,017)	(5,339,067)	(704,571)
Net tax unrealized appreciation (depreciation)	30,135,221	144,372,116	2,058,591
Undistributed ordinary income	5,013,022	26,059,867	143,297
Undistributed long-term capital gain	3,519,812	14,374,860	157,612
Total distributable earnings	8,532,834	40,434,727	300,909
Other accumulated gains (losses)	—	12,216	—
Total accumulated earnings	$38,668,055	$184,819,059	$2,359,500

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and swaps.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2007, the Frontegra Columbus Core Plus Fund had a capital loss carryover of $1,402,608, which expires in 2014; the Frontegra Columbus Core Fund had capital loss carryovers of $889,497 and $845,241, which expire in 2014 and 2015, respectively.

At June 30, 2007, the Frontegra Columbus Core Fund had a post-October capital loss of $417,031. This loss is treated as occurring on July 1, 2007 for tax purposes.

(d)	When-Issued Securities

The Frontegra Columbus Core Plus and Columbus Core Funds may purchase securities on a when-issued basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within 45 days of the purchase. At the time of purchase, the Funds will record the transaction and reflect the value of the security and related liability in determining their net asset value. During the period between the purchase and settlement, no payment is made by the Funds to the issuer and no interest is accrued. The Funds maintain segregated cash, U.S. government securities and liquid securities equal in value to commitments for when-issued securities.

(e)	Mortgage Dollar Rolls

The Frontegra Columbus Core Plus and Columbus Core Funds may enter into mortgage dollar rolls, in which a Fund would sell mortgage-backed securities for delivery in the current

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

month and simultaneously contract to purchase similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, it would be compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price.

(f)	Futures Contracts

Each Fund may enter into futures contracts, including index and interest rate futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or other liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; and 2) the possible absence of a liquid secondary market for any particular instrument at any time. There were no futures contracts open at December 31, 2007.

(g)	Credit Default Swaps

The Columbus Core Plus and Columbus Core Funds may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by a Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default.

A Fund may be either the buyer or seller of protection in the transaction.  As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”).  At December 31, 2007, the Frontegra Columbus Core Plus Fund had sale contracts outstanding with Maximum Payout

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Amounts aggregating $72,287,800, with net unrealized depreciation of $126,831.  At December 31, 2007, the Frontegra Columbus Core Fund had sale contracts outstanding with Maximum Payout Amounts aggregating $10,780,000 with net unrealized depreciation of $15,282.  If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.  Until a credit default swap agreement is closed, the gain or loss on the notional amount in addition to the interest paid or received by a Fund on the notional amount is recorded as unrealized gains or losses on swaps and when the agreement is closed, the gain or loss is recorded as realized gains or losses on swaps.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.  As noted above, if a Fund is a buyer in a credit default swap agreement and no credit event occurs, it will lose its investment.  In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

(h)	Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

(i)	Indemnifications

Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(j)	Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis.  All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Expenses attributable to the Funds are generally allocated to each Fund based on net assets. Expenses attributable to a particular Fund or class of shares are allocated directly to that Fund or class of shares.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3)	Investment Adviser

Each of the Funds has entered into an agreement with Frontegra Asset Management, Inc. (the “Adviser”), with whom certain officers and a director of the Funds are affiliated, to furnish investment advisory services to the Funds. The terms of these agreements are as follows:

The Frontegra Columbus Core Plus Fund will pay the Adviser a monthly fee at the annual rate of 0.40% of the Fund’s average daily net assets.  Pursuant to expense cap agreements, the Adviser agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.20% of the Fund’s average daily net assets through October 31, 2007 and 0.35% of the Fund’s average daily net assets beginning November 1, 2007.  The 0.35% expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

The Frontegra Columbus Core Fund will pay the Adviser a monthly fee at the annual rate of 0.42% of the Fund’s average daily net assets.  Pursuant to expense cap agreements, the Adviser agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.20% of the Fund’s average daily net assets through October 31, 2007 and 0.35% of the Fund’s average daily net assets beginning November 1, 2007.  The 0.35% expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

The Frontegra IronBridge Small Cap Fund will pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund’s operating expenses

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

(exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 1.10% of the Fund’s average daily net assets.  This expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

The Frontegra IronBridge SMID Fund will pay the Adviser a monthly fee at the annual rate of 0.85% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund’s operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.95% of the Fund’s average daily net assets.  This expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

The Frontegra New Star International Equity Fund will pay the Adviser a monthly fee at the annual rate of 0.95% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.75% of the Fund’s average daily net assets.  This expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

The Frontegra Netols Small Cap Value Fund will pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund’s operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 1.10% of the Fund’s average daily net assets for Institutional Class Shares and 1.55% of the Fund’s average daily net assets for Class Y Shares.  This expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

Any waivers or reimbursements are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

The following table shows the waived or reimbursed expenses subject to potential recovery expiring in:

	Frontegra			Frontegra	Frontegra
	Columbus	Frontegra	Frontegra	New Star	Netols
	Core	Columbus	IronBridge	International	Small Cap
	Plus Fund	Core Fund	SMID Fund	Equity Fund	Value Fund
2008	$320,062	$245,625	$66,381	$293,414	—
2009	$965,488	$438,461	$109,169	$1,248,571	$71,972
2010	$874,012	$416,403	$43,079	$1,947,759	$114,909
2011	$449,467	$176,140	$10,447	$1,160,900	$45,904
	$2,609,029	$1,276,629	$229,076	$4,650,644	$232,785

The Adviser recouped $32,371 of previously waived/reimbursed expenses in the Frontegra IronBridge Small Cap Fund during the six months ended December 31, 2007.

(4)	Capital Share Transactions

Transactions in shares of the Frontegra Columbus Core Plus Fund were as follows:

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007
Shares issued in connection with
acquisition of Columbus Core Plus Fund	4,545,718	—
Shares sold	2,383,927	998,449
Shares issued to holders in
reinvestment of distributions	417,336	431,576
Shares redeemed	(1,839,259)	(2,884,808)
Net increase (decrease) in shares outstanding	5,507,722	(1,454,783)
Transactions in shares of the Frontegra Columbus Core Fund were as follows:

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007
Shares issued in connection with
acquisition of Columbus Core Fund	1,425,241	—
Shares sold	2,022,343	918,821
Shares issued to holders in
reinvestment of distributions	111,559	220,493
Shares redeemed	(2,982,496)	(1,877,895)
Net increase (decrease) in shares outstanding	576,647	(738,581)

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Transactions in shares of the Frontegra IronBridge Small Cap Fund were as follows:

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007
Shares sold	858,091	1,845,972
Shares issued to holders in
reinvestment of distributions	2,473,395	1,862,846
Shares redeemed	(994,965)	(4,612,068)
Net increase (decrease) in shares outstanding	2,336,521	(903,250)

Transaction in shares of the Frontegra IronBridge SMID Fund were as follows:

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007
Shares sold	1,533,355	4,918,242
Shares issued to holders in
reinvestment of distributions	1,407,975	160,618
Shares redeemed	(983,391)	(2,616,818)
Net increase in shares outstanding	1,957,939	2,462,042

Transaction in shares of the Frontegra New Star International Equity Fund were as follows:

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007
Shares sold	941,406	8,261,623
Shares issued to holders in
reinvestment of distributions	3,946,143	1,150,606
Shares redeemed	(2,882,839)	(5,796,757)
Net increase in shares outstanding	2,004,710	3,615,472

Transaction in shares of the Frontegra Netols Small Cap Value Fund – Institutional Class were as follows:

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007
Shares sold	369,097	675,621
Shares issued to holders in
reinvestment of distributions	21,388	4,880
Shares redeemed	(47,589)	(82,580)
Net increase in shares outstanding	342,896	597,921

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Transaction in shares of the Frontegra Netols Small Cap Value Fund – Class Y were as follows:

Period Ended
December 31, 2007(1)
Shares sold	98,083
Shares issued to holders in
reinvestment of distributions	1,223
Shares redeemed	(10,398)
Net increase in shares outstanding	88,908

(1)	Commenced operations on November 1, 2007.

(5)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the period ended December 31, 2007 are summarized below:

	Frontegra
	Columbus	Frontegra	Frontegra
	Core	Columbus	IronBridge
	Plus Fund	Core Fund	Small Cap Fund
Purchases	$2,177,232,110	$510,109,493	$110,722,399
Sales	$2,512,157,133	$542,596,966	$119,295,857

		Frontegra	Frontegra
	Frontegra	New Star	Netols
	IronBridge	International	Small Cap
	SMID Fund	Equity Fund	Value Fund
Purchases	$98,843,900	$193,687,707	$8,733,013
Sales	$87,186,867	$228,746,841	$3,936,443

Purchases and sales of long-term U.S. Government securities for the Frontegra Columbus Core Plus Fund were $9,024,168,943 and $8,614,224,585, respectively. Purchases and sales of long-term U.S. Government securities for the Frontegra Columbus Core Fund were $1,764,403,279 and $1,778,311,548, respectively.

There were no purchases or sales of long-term U.S. Government securities for the Frontegra IronBridge Small Cap Fund, the Frontegra IronBridge SMID Fund, the Frontegra New Star International Equity Fund or the Frontegra Netols Small Cap Value Fund.

(6)	Directors Fees

The Independent Directors of the Funds were paid $17,500 in director fees during the six months ended December 31, 2007. The Interested Director did not receive any remuneration from the Funds.

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

(7)	Acquisitions

On August 3, 2007, Frontegra Columbus Core Plus Fund acquired all the net assets of Columbus Core Plus Fund pursuant to a plan of reorganization approved by Columbus Core Plus Fund shareholders on July 24, 2007.  The acquisition was accomplished by a tax-free exchange of 4,547,897 shares of Frontegra Columbus Core Plus Fund (valued at $139,917,106) for the 14,269,548 shares of Columbus Core Plus Fund outstanding on August 3, 2007.  Columbus Core Plus Fund’s net assets at that date ($139,917,106), including $110,920 of unrealized appreciation, were combined with those of Frontegra Columbus Core Plus Fund.  The aggregate net assets of Frontegra Columbus Core Plus Fund and Columbus Core Plus Fund immediately before the acquisition were $277,318,845 and $139,917,106, respectively.  The combined net assets after the acquisition were $417,235,951.

On August 3, 2007, Frontegra Columbus Core Fund acquired all the net assets of Columbus Core Fund pursuant to a plan of reorganization approved by Columbus Core Fund shareholders on July 24, 2007.  The acquisition was accomplished by a tax-free exchange of 1,425,913 shares of Frontegra Columbus Core Fund (valued at $14,423,390) for the 1,480,025 shares of Columbus Core Fund outstanding on August 3, 2007.  Columbus Core Fund’s net assets at that date ($14,423,390), including ($815) of unrealized depreciation, were combined with those of Frontegra Columbus Core Fund.  The aggregate net assets of Frontegra Columbus Core Fund and Columbus Core Fund immediately before the acquisition were $91,486,920 and $14,423,390, respectively.  The combined net assets after the acquisition were $105,910,310.

(8)	Distribution Plan and Shareholder Servicing Fee

The Corporation, on behalf of the Frontegra Columbus Core Plus Fund, the Frontegra IronBridge SMID Fund and the Frontegra Netols Small Cap Value Fund (collectively, the “Funds”), has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund’s Class Y shares (the “12b-1 Plan”).  Pursuant to the 12b-1 Plan, each Fund pays an annual fee of up to 0.25% to Frontegra Strategies, LLC (the “Distributor”) for payments to brokers, dealers and other financial intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Funds.  For the period ended December 31, 2007, the following expenses were incurred under the 12b-1 Plan:

Class Y
Netols Small Cap Value Fund	$459

Frontegra Funds
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2007 (Unaudited)

Class Y shares of the Funds also pay an annual shareholder servicing fee of up to 0.20% per year to the Distributor for payments to brokers, dealers, and other financial intermediaries who provide on-going account services to shareholders.  Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, answering shareholder inquiries and providing other personal services to shareholders.  For the period ended December 31, 2007, the Funds incurred the following shareholder servicing expenses:

Class Y
Netols Small Cap Value Fund	$368

BOARD OF DIRECTORS’ APPROVAL OF THE ADVISORY AGREEMENT

The Board of Directors of Frontegra Funds, Inc. (the “Company”) met on August 20, 2007 to consider the annual renewal of the investment advisory agreement (the “Advisory Agreement”) with Frontegra Asset Management, Inc. (the “Adviser”) and the subadvisory agreements (each, a “Subadvisory Agreement”) for each of the following portfolios of the Company:

•	Frontegra Columbus Core Plus Fund (formerly Frontegra Total Return Bond Fund) (“Core Plus Fund”);

•	Frontegra Columbus Core Fund (formerly Frontegra Investment Grade Bond Fund) (“Core Fund”);

•	Frontegra IronBridge Small Cap Fund (“IronBridge Small Cap Fund”);

•	Frontegra IronBridge SMID Fund (“IronBridge SMID Fund”);

•	Frontegra New Star International Equity Fund (“International Equity Fund”); and

•	Frontegra Netols Small Cap Value Fund (“Netols Small Cap Value Fund”).

When the Board of Directors reviewed the Advisory Agreement on August 20, 2007, the Board was provided materials relevant to its consideration of the agreement, such as the Adviser’s Form ADV and Code of Ethics and information regarding the Adviser’s compliance program, personnel and financial condition.  The Board also reviewed the fee that would be payable by each Fund under the Advisory Agreement, the proposed expense cap agreements between the Company and the Adviser on behalf of each Fund and comparative fee and expense information provided by an independent third party.  The Board was also provided with the Adviser’s responses to a detailed request submitted by the Funds’ legal counsel on behalf of the Directors who are not affiliated with the Company or the Adviser (the “Independent Directors”).

In approving the Advisory Agreement, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services to be provided.  The Board considered the Adviser’s background and services it provides to the Funds and their shareholders. The Board discussed the fact that the Adviser had chosen each Fund’s investment strategy and had selected the sub-advisers to make the day-to-day investment decisions for the Funds.  The Board noted that the Adviser has 11 years of experience in hiring and supervising sub- advisers to portfolios in the Frontegra family of funds.  The Board discussed the Adviser’s responsibilities for overseeing the sub-advisers and for monitoring each Fund’s compliance with applicable requirements under the securities laws.  The Board concluded that the range of services to be provided by the Adviser was appropriate and that the Adviser was qualified to provide such services.

•
Performance record of the Funds.  As described in more detail under “Board of Directors’ Approval of Subadvisory Agreements,” the Board reviewed each Fund’s performance record for the period ended June 30, 2007.  The Board noted that one of the Funds had outperformed its benchmark index for the past one-, three-, five- and ten-year periods ended June 30, 2007, one of the Funds had outperformed its benchmark for the one- and three-year periods and slightly underperformed its benchmark for the five-year and since inception periods ended June 30, 2007, one of the Funds had outperformed its benchmark for the one-, three-year and since-inception periods ended June 30, 2007, one of the Funds outperformed its benchmark for the one-year period and slightly underperformed its benchmark for the since-inception period ended June 30, 2007, one Fund was in line with its benchmark for the one-year period and had underperformed its benchmark for the three-year and since-inception periods ended June 30, 2007 and one Fund had outperformed its benchmark for the one-year and since inception periods ended June 30, 2007.  The Board concluded that the Adviser has developed the necessary expertise and resources in selecting and managing qualified sub-advisers to provide investment advisory services to the Funds in accordance with each Fund’s investment objective and strategy.

•
Advisory fees.  The Board compared each Fund’s contractual advisory fee and total expense ratio to the industry data provided by an independent service with respect to other mutual funds in the same peer group.  The Board noted that the equity Funds’ advisory fees were above the industry average while the bond Funds’ advisory fees were below industry averages, and that the total expense ratios of the Institutional Class shares of the Funds, after giving effect to the contractual expense cap agreements, were well below industry averages.  The Board also reviewed the total expense ratios for the Funds that offer Class Y shares.  The Board noted that overall, the Funds’ total expense ratios compared favorably to industry averages.  The Board concluded that the advisory fee to be paid by each Fund to the Adviser was reasonable in light of the nature and quality of services to be provided and fees paid by comparable funds.

•
Costs and profitability.  The Board reviewed information concerning the Adviser’s financial condition, costs and profitability.  The Board also considered the fact that the Adviser had renewed contractual expense cap agreements on behalf of the Funds.  The Board noted that the Adviser was still reimbursing expenses to five of the six Funds in operation.  The Board concluded that the Adviser’s current level of profitability was reasonable considering the quality of management and the fact that the Adviser was waiving its fees and/or reimbursing expenses for most of the Funds.

•
Economies of scale.  The Board reviewed net asset growth on a per Fund and aggregate basis and considered whether there may be economies of scale in the management of each Fund if its assets were to increase significantly.  However, the Board concluded that the assets of the Funds were not likely to increase to such an extent that breakpoints would be appropriate, particularly in light of the expense cap agreements in place between the Adviser and each Fund.

•
Benefits to the Adviser.  The Board considered information presented regarding any benefits to the Adviser or its affiliates from serving as adviser to the Funds (in addition to the advisory fee).  The Board noted that the Adviser’s affiliate, Frontier Partners, Inc. (“Frontier”), provides consulting services to, and is compensated by, the sub-advisers.  However, the Board determined that the Adviser’s services to the Funds would not be compromised by this potential conflict of interest.

On the basis of its review of the foregoing information, the Board of Directors found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of each Fund’s shareholders.

On August 20, 2007, the Board also considered the approval of the Advisory Agreement and a sub-advisory agreement with respect to a new portfolio of the Company, the Frontegra Sky International Value Fund (the “Sky International Value Fund”).

When the Board of Directors reviewed the Advisory Agreement on August 20, 2007, the Board was provided materials relevant to its consideration of the agreement, such as the Adviser’s Form ADV and Code of Ethics and information regarding the Adviser’s compliance program, organizational structure and financial condition. The Board also reviewed the fee that would be payable by the Fund under the Advisory Agreement, the proposed expense cap between the Fund and the Adviser and comparative fee and expense information provided by an independent third party.

In approving the Advisory Agreement, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services to be provided.  The Board considered the Adviser’s background and services it would provide to the Fund and its shareholders.  The Board discussed the fact that the Adviser had chosen the Fund’s investment strategy and had selected Sky Investment Counsel Inc. (“Sky”) to make the day-to-day investment decisions for the Fund.  The Board noted that the Adviser has 11 years of experience in hiring and supervising sub-advisers to other portfolios in the Frontegra family of funds.  The Board discussed the Adviser’s responsibilities for overseeing Sky as sub-adviser to the Fund and for monitoring the Fund’s compliance with applicable requirements under the securities laws.  The Board concluded that the range of services to be provided by the Adviser was appropriate.

•
Proposed fees.  The Board compared the Fund’s contractual advisory fee and total expense ratio to the industry data provided by an independent service with respect to other mutual funds in the same peer group.  The Board noted that the Fund’s advisory fee was slightly above the industry average and that the Fund’s total expense ratio for both Class Y and Institutional Class shares, after giving effect to the proposed expense cap agreement, was below the industry average.  The Board concluded that the advisory fee and total expense ratio are competitive with those of comparable funds.  The Board concluded that the proposed fee to be paid by the Fund to the Adviser was reasonable in light of the nature and quality of services to be provided and fees paid by comparable funds.

•
Costs and profitability.  The Adviser did not provide any specific information regarding the costs of services to be provided or the profits they might realize because the Fund had not yet commenced operations.

•
Economies of scale.  Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets.

•
Benefits to the Adviser.  The Board considered information presented regarding any benefits to the Adviser or its affiliates from serving as adviser to the Fund (in addition to the advisory fee).  The Board noted that the Adviser’s affiliate, Frontier, provides consulting services to, and is compensated by, Sky.  However, the Board determined that the Adviser’s services to the Fund would not be compromised by this potential conflict of interest.

Board of Directors’ Approval of Subadvisory Agreements

Core Plus and Core Funds

The Board of Directors reviewed the Subadvisory Agreement between the Adviser and Reams Asset Management Company, LLC (“Reams”) on behalf of the Core Plus Fund and the Core Fund on May 14, 2007 in connection with the reorganization of the Funds with corresponding portfolios of Columbus Funds, Inc.  The Board reviewed proposed changes to the Subadvisory Agreement and the expense cap agreement in connection with the reorganization.  The Board noted that it had previously reviewed information relating to the Subadvisory Agreement at a special Board meeting held on April 5, 2007 relating to the reorganization.  At those meetings and at the August 20, 2007 meeting, the Board was provided materials relevant to its consideration of the agreement, such as Reams’ Form ADV and Code of Ethics and information regarding Reams’ investment strategy, trading procedures, compliance program, personnel and financial condition.  The Board also reviewed Reams’ responses to a detailed request submitted by the Funds’ legal counsel on behalf of the Independent Directors.

In approving the Subadvisory Agreement between the Adviser and Reams, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services to be provided.  The Board’s analysis of the nature, extent and quality of Reams’ services to the Funds took into account knowledge gained from Reams’ presentations to the Board at meetings throughout the year.  The Board reviewed and considered Reams’ investment strategy, experience as a fixed income manager, key personnel involved in providing investment management services to the Funds and financial condition.  The Board also considered services provided by Reams under the Subadvisory Agreement, including the selection of fixed income dealers, monitoring adherence to each Fund’s investment restrictions and assisting with the Funds’ compliance with applicable securities laws and regulations.  The Board concluded that the nature, extent and quality of the services provided by Reams to each Fund was appropriate and that the Funds were likely to continue to benefit from services provided by Reams under the Subadvisory Agreement.

•
Investment performance of the Funds.  The Board reviewed the performance record of the Funds.  It noted that the Core Plus Fund had outperformed its benchmark index for the one-,  three-, five- and ten-year periods ended June 30, 2007, while the Core Fund had outperformed its benchmark index for the one- and three-year periods and slightly underperformed the benchmark for the five-year and since-inception periods ended June 30, 2007.  The Board also considered Reams’ quarterly portfolio commentary and review of each Fund’s performance.  The Board concluded that Reams would continue to provide a high level of subadvisory services to the Funds.

•
Subadvisory fees.  The Board reviewed and considered the subadvisory fees payable by the Adviser to Reams under the Subadvisory Agreement, as amended.  The Board noted that the subadvisory fees payable to Reams by the Adviser had been increased under the terms of the reorganization of the Funds with certain portfolios of the Columbus Funds, Inc.  The Board determined that the subadvisory fee payable with respect to each Fund was appropriate in light of the Fund’s investment style and in comparison to fees paid by separate account clients of Reams.  In evaluating the subadvisory fee, the Board noted that the fee is paid by the Adviser and that therefore the overall advisory fee paid by each Fund is not directly affected by the subadvisory fee.

•
Costs and profitability.  The Board did not consider the cost of services provided by Reams or the profitability to Reams from its relationship with the Funds because it did not view these factors as relevant given that the subadvisory fee is paid by the Adviser.

•
Economies of scale.  Because the subadvisory fee is not paid by the Funds, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as Fund assets increase.

•
Benefits to Reams.  The Board considered information presented regarding any benefits to Reams from serving as sub-adviser to the Funds (in addition to the subadvisory fee).  The Board noted that Reams does not participate in soft dollar arrangements with respect to fixed income transactions.  The Board also noted that Reams receives consulting services from Frontier, an affiliate of the Adviser.

On the basis of its review of the foregoing information, the Board of Directors found that the terms of the Subadvisory Agreement with Reams were fair and reasonable and in the best interest of each Fund’s shareholders.

IronBridge Small Cap and SMID Funds

The Board of Directors reviewed the Subadvisory Agreement between the Adviser and IronBridge Capital Management, L.P. (“IronBridge”) on behalf of the IronBridge Small Cap and IronBridge SMID Funds on August 20, 2007.  At that time, the Board was provided materials relevant to its consideration of the agreement, such as IronBridge’s Form ADV and Code of Ethics and information regarding IronBridge’s compliance program, investment strategy, trading procedures, personnel and financial condition.  The Board also reviewed IronBridge’s responses to a detailed request submitted by the Funds’ legal counsel on behalf of the Independent Directors.

In approving the Subadvisory Agreement between the Adviser and IronBridge, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services provided.  The Board’s analysis of the nature, extent and quality of IronBridge’s services to the Funds took into account knowledge gained from IronBridge’s presentations to the Board at meetings throughout the year.  The Board reviewed and considered IronBridge’s proprietary investment style, key personnel involved in providing investment management services to the Funds and financial condition.  The Board also considered services provided by IronBridge under the Subadvisory Agreement, including the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to each Fund’s investment restrictions and assisting with the Funds’ compliance with applicable securities laws and regulations.  The Board concluded that the nature, extent and quality of the services provided by IronBridge to each Fund was appropriate and that the Funds were likely to continue to benefit from services provided by IronBridge under the Subadvisory Agreement.

•
Investment performance of the Funds.  The Board reviewed the performance record of the Funds.  It noted that the IronBridge Small Cap Fund had outperformed its benchmark index for the one-, three- and since-inception periods ended June 30, 2007.  The Board noted that the IronBridge SMID Fund had slightly underperformed its benchmark index for the since-inception period but had outperformed its benchmark index for the one-year period ended June 30, 2007.  The Board also considered IronBridge’s quarterly portfolio commentary and review of the Fund’s performance.  The Board also compared each Fund’s performance for the period ended June 30, 2007 to the performance for the corresponding composite of IronBridge’s separate account clients.  The Board concluded that IronBridge would continue to provide a high level of subadvisory services to the Funds.

•
Subadvisory fees.  The Board reviewed and considered the subadvisory fees payable by the Adviser to IronBridge under the Subadvisory Agreement.  The Board determined that the subadvisory fee payable with respect to each Fund was appropriate in light of the Fund’s investment style.  In evaluating the subadvisory fee, the Board noted that the fee is paid by the Adviser and that therefore the overall advisory fee paid by each Fund is not directly affected by the subadvisory fee.

•
Costs and profitability.  The Board did not consider the cost of services provided by IronBridge or the profitability to IronBridge from its relationship with the Funds because it did not view these factors as relevant given that the subadvisory fee is paid by the Adviser.

•
Economies of scale.  Because the subadvisory fee is not paid by the Funds, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as Fund assets increase.

•
Benefits to IronBridge.  The Board considered information presented regarding any benefits to IronBridge from serving as sub-adviser to the Funds (in addition to the subadvisory fee).  The Board noted that IronBridge uses Fund brokerage to obtain non-execution services on a limited basis.  The Board also noted that IronBridge receives consulting services from Frontier, an affiliate of the Adviser.

On the basis of its review of the foregoing information, the Board of Directors found that the terms of the Subadvisory Agreement with IronBridge were fair and reasonable and in the best interest of each Fund’s shareholders.

New Star International Equity Fund

The Board of Directors reviewed the Subadvisory Agreement between the Adviser and New Star Institutional Managers Limited (“New Star”) on behalf of the New Star International Equity Fund on August 20, 2007.  At that time, the Board was provided materials relevant to its consideration of the agreement, such as New Star’s Form ADV and Code of Ethics and information regarding New Star’s compliance program, investment strategy, trading procedures, personnel and financial condition.  The Board also reviewed New Star’s responses to a detailed request submitted by the Fund’s legal counsel on behalf of the Independent Directors.

In approving the Subadvisory Agreement between the Adviser and New Star regarding the International Equity Fund, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services provided.  The Board’s analysis of the nature, extent and quality of New Star’s services to the Fund took into account knowledge gained from New Star’s presentations to the Board at meetings throughout the year.  The Board reviewed and considered New Star’s non-US equity (EAFE) investment strategy and experience as an international manager, key personnel involved in providing investment management services to the Fund and financial condition.  The Board also considered services provided by New Star under the Subadvisory Agreement, including the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to the Fund’s investment restrictions and assisting with the Fund’s compliance with applicable securities laws and regulations.  The Board concluded that the nature, extent and quality of the services provided by New Star to the Fund was appropriate and that the Fund was likely to continue to benefit from services provided by New Star under the Subadvisory Agreement.

•
Investment performance of New Star.  The Board reviewed the performance record of the International Equity Fund and noted that the Fund’s performance was in line with its benchmark index for the one-year period and had underperformed its benchmark index for the three-year and since-inception periods ended June 30, 2007.  The Board also considered New Star’s quarterly portfolio commentary and review of the Fund’s performance, including discussions of the reasons for the Fund’s underperformance during these periods.  The Board also compared the Fund’s recent performance to the performance of New Star’s composite of other accounts managed in the EAFE style.  The Board concluded that the Fund’s performance was satisfactory and that New Star would continue to provide a high level of subadvisory services to the Fund.

•
Subadvisory fees.  The Board reviewed and considered the subadvisory fee payable by the Adviser to New Star under the Subadvisory Agreement.  The Board also reviewed information regarding New Star’s fee structures for other institutional clients.  The Board determined that the subadvisory fee was appropriate.  In evaluating the subadvisory fee, the Board noted that the fee is paid by the Adviser and that therefore the overall advisory fee paid by the Fund is not directly affected by the subadvisory fee.

•
Costs and profitability.  The Board did not consider the cost of services provided by New Star under the Subadvisory Agreement or the profitability to New Star from its relationship with the International Equity Fund because it did not view these factors as relevant given that the sub- advisory fee is paid by the Adviser.

•
Economies of scale.  Because the subadvisory fee is not paid by the International Equity Fund, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as Fund assets increase.

•
Benefits to New Star.  The Board considered information presented regarding any benefits to New Star from serving as sub-adviser to the International Equity Fund (in addition to the subadvisory fee).  New Star provided information to the Board regarding its policies for the use of soft dollar commissions. The Board also noted that New Star receives consulting services from Frontier, an affiliate of the Adviser.

On the basis of its review of the foregoing information, the Board of Directors found that the terms of the Subadvisory Agreement with New Star were fair and reasonable and in the best interest of the International Equity Fund’s shareholders.

Netols Small Cap Value Fund

The Board of Directors reviewed the Subadvisory Agreement between the Adviser and Netols Asset Management, Inc. (“Netols”) on behalf of the Netols Small Cap Value Fund on August 20, 2007.  At that time, the Board was provided materials relevant to its consideration of the agreement, such as Netols’ Form ADV and Code of Ethics and information regarding Netols’ compliance program, investment strategy, trading procedures, personnel and financial condition. The Board also reviewed Netols’ responses to a detailed request submitted by the Fund’s legal counsel on behalf of the Independent Directors.

In approving the Subadvisory Agreement between the Adviser and Netols regarding the Netols Small Cap Value Fund, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services to be provided.  The Board’s analysis of the nature, extent and quality of Netols’ services to the Fund took into account knowledge gained from Netols’ presentations to the Board at meetings throughout the year.  The Board reviewed and considered Netols’ investment strategy and experience as a small-cap value manager, key personnel involved in providing investment management services to the Fund and financial condition.  The Board also considered services provided by Netols under the Subadvisory Agreement, including the selection of broker- dealers for execution of portfolio transactions, monitoring adherence to the Fund’s investment restrictions and assisting with the Fund’s compliance with applicable securities laws and regulations. The Board concluded that the nature, extent and quality of the services provided by Netols to the Fund was appropriate and that the Fund was likely to continue to benefit from services provided by Netols under the Subadvisory Agreement.

•
Investment performance of Netols.  The Board reviewed the performance record of the Netols Small Cap Value Fund and noted that the Fund had outperformed its benchmark index for the one-year and the since-inception periods ended June 30, 2007.  The Board also considered Netols’ quarterly portfolio commentary and review of the Fund’s performance.  The Board also compared the Fund’s recent performance to the performance of Netols’ composite of other accounts managed in the small cap value style.  The Board concluded that the Fund’s performance was satisfactory and that Netols would continue to provide a high level of subadvisory services to the Fund.

•
Subadvisory fees.  The Board reviewed and considered the subadvisory fee payable by the Adviser to Netols under the Subadvisory Agreement.  The Board determined that the subadvisory fee was appropriate.  In evaluating the subadvisory fee, the Board noted that the fee is paid by the Adviser and that therefore the overall advisory fee paid by the Fund is not directly affected by the subadvisory fee.

•
Costs and profitability.  The Board did not consider the cost of services provided by Netols under the Subadvisory Agreement or the profitability to Netols from its relationship with the Netols Small Cap Value Fund because it did not view these factors as relevant given that the subadvisory fee is paid by the Adviser.

•
Economies of scale.  Because the subadvisory fee is not paid by the Fund, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as Fund assets increase.

•
Benefits to Netols.  The Board considered information presented regarding any benefits to Netols from serving as sub-adviser to the Fund (in addition to the subadvisory fee).  Netols provided information to the Board regarding its policies for the use of soft dollar commissions. The Board also noted that Netols receives consulting services from Frontier, an affiliate of the Adviser.

On the basis of its review of the foregoing information, the Board of Directors found that the terms of the Subadvisory Agreement with Netols were fair and reasonable and in the best interest of the Netols Small Cap Value Fund’s shareholders.

Sky International Value Fund

The Board of Directors reviewed the Subadvisory Agreement between the Adviser and Sky on behalf of the Sky International Value Fund on August 20, 2007.  At that time, the Board was provided materials relevant to its consideration of the agreement, such as Sky’s Form ADV and Code of Ethics and information regarding Sky’s compliance program, performance track record, investment strategy, trading procedures, personnel and financial condition.

In approving the Subadvisory Agreement between the Adviser and Sky regarding the Sky International Value Fund, the Directors considered the following factors and made the following conclusions:

•
Nature, extent and quality of the services to be provided.  The Board considered Sky’s background as an independent manager of international equities, specializing in the management of EAFE (Europe, Australasia and Far East) equities.  The Board reviewed information regarding Sky’s investment program and the investment experience of the proposed portfolio manager for the Fund.  The Board also determined that the Fund was likely to benefit from the fact that Sky’s main focus is EAFE investing.

•
Investment performance of Sky.  The Board reviewed historical performance data for Sky’s international equity composite of private accounts.  The Board concluded that Sky appeared to have an effective EAFE value investment process.

•
Proposed fee.  The Board determined that the proposed sub-advisory fee was appropriate in light of the Fund’s investment style and in comparison to the fees paid by other advisory clients of Sky.  In evaluating the sub-advisory fee, the Board noted that the fee is paid by the Adviser and that therefore the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee.

•
Costs and profitability.  Sky did not provide any specific information regarding the costs of services to be provided or the profits they might realize because the Fund had not yet commenced operations.

•
Economies of scale. Because the sub-advisory fee is not paid by the Fund, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as Fund assets increase.

•
Benefits to Sky. The Board considered information presented regarding any benefits to Sky from serving as sub-adviser to the Fund (in addition to the sub-advisory fee). Sky provided information to the Board regarding its policies for the use of soft dollar commissions. The Board also noted that Sky receives consulting services from Frontier, an affiliate of the Adviser.

On the basis of its review of the foregoing information, the Board of Directors found that the terms of the Sub-advisory Agreement with Sky were fair and reasonable and in the best interest of the Sky International Value Fund’s shareholders.

Frontegra Funds
ADDITIONAL INFORMATION
(Unaudited)

Foreign Tax Credit

For the year ended June 30, 2007, Frontegra New Star International Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source	Foreign
	Income Earned	Taxes Paid
Australia	$770,995.74	$43,110.59
Belgium	554,080.48	83,112.09
Brazil	3,827,983.57	117,836.98
China	23,459.16	(9,311.06)
Denmark	7,221.67	1,083.25
Finland	325,007.32	48,751.11
France	1,943,573.43	290,352.20
Germany	1,025,142.55	153,771.37
Greece	207,467.38	—
Hong Kong	681,994.63	—
India	9,718.75	937.50
Italy	760,062.03	115,001.03
Japan	1,412,729.30	98,891.05
Netherlands	838,380.44	125,757.09
Russia	233,374.19	36,685.77
Singapore	493,306.54	—
Spain	339,139.90	51,952.16
Sweden	470,420.87	70,563.12
Switzerland	1,117,869.29	167,680.40
Taiwan	173,920.28	34,784.06
Thailand	157,721.57	15,772.15
Turkey	158,346.57	—
Total	$15,531,915.66	$1,446,730.86

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Frontegra IronBridge Small Cap Fund	28.45%
Frontegra IronBridge SMID Fund	50.76%
Frontegra New Star International Equity Fund	77.69%
Frontegra Netols Small Cap Value Fund	52.48%

Frontegra Funds
ADDITIONAL INFORMATION (CONTINUED)
(Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2007 was as follows:

Frontegra IronBridge Small Cap Fund	27.20%
Frontegra IronBridge SMID Fund	47.70%
Frontegra Netols Small Cap Value Fund	24.40%

Additional Information Applicable to Foreign Shareholders Only

The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended June 30, 2007 was as follows:

Frontegra Columbus Core Plus Fund	99.97%
Frontegra Columbus Core Fund	99.66%
Frontegra IronBridge Small Cap Fund	3.45%
Frontegra IronBridge SMID Fund	6.97%
Frontegra New Star International Equity Fund	2.40%
Frontegra Netols Small Cap Value Fund	8.49%

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended June 30, 2007 was as follows:

Frontegra IronBridge Small Cap Fund	96.57%
Frontegra IronBridge SMID Fund	94.91%
Frontegra New Star International Equity Fund	34.34%
Frontegra Netols Small Cap Value Fund	100%

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A Note on Forward-Looking Statements

This report includes forward-looking statements such as adviser, sub-adviser and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on these statements include the accuracy of the adviser’s, sub-advisers’ or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

In addition, portfolio composition will change due to ongoing management of the Funds.  Specific securities named in this report may not currently be owned by the applicable Fund, or the Fund’s position in the securities may have changed.

Additional Information

Frontegra Funds has adopted proxy voting policies and procedures that delegate to Frontegra Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), the authority to vote proxies.  The proxy voting policies permit the Adviser to delegate its authority to vote proxies to each Fund’s subadviser.  A description of the Frontegra Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100.  A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to each Fund’s portfolio securities during the most recent twelve months ended June 30 are available without charge by calling the Funds toll free at 1-888-825-2100 or by accessing the SEC’s website at http://www.sec.gov.

Each Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Frontegra Funds, Inc.

By (Signature and Title)                      /s/Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr. Co-President
(Principal Executive Officer)

Date                                3/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr. Co-President
(Principal Executive Officer)

Date                                3/6/08

By (Signature and Title)                      /s/William D. Forsyth III
William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date                                3/6/08